Filed with the U.S. Securities and Exchange Commission on October 27, 2026
1933 Act Registration File No. 333-172080
1940 Act File No. 811-22525
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	662
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	663
(Check appropriate box or boxes.)
MANAGED PORTFOLIO SERIES
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code:  (414) 516-1712

Brian R. Wiedmeyer, President and Principal Executive Officer
Managed Portfolio Series
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)
Copy to:

Christopher D. Menconi, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Ave, NW Washington, DC 20004
It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
X	On October 28, 2026 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post- effective amendment.
Explanatory Note: This Post-Effective Amendment (“PEA”) No. 662 to the Registration Statement of Managed Portfolio Series
(the “Trust”) is being filed for the purpose of updating the financial information and to make other permissible changes under
Rule 485(b).

Institutional Class – LKBLX
Prospectus
October 28, 2026
The SEC has not approved or disapproved of these securities or determined if this
Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.
LK Balanced Fund
A series of Managed Portfolio Series (the “Trust”)

TABLE OF CONTENTS

SUMMARY SECTION .....................................................................................................................................	1

INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS ........................................................................................................................................................	8

INVESTMENT OBJECTIVE .........................................................................................................................	8

PRINCIPAL INVESTMENT STRATEGIES ................................................................................................	8

PRINCIPAL RISKS OF INVESTING IN THE FUND .................................................................................	9

PORTFOLIO HOLDINGS .............................................................................................................................	14

MANAGEMENT OF THE FUND ....................................................................................................................	14

INVESTMENT ADVISER .............................................................................................................................	14

PORTFOLIO MANAGERS ...........................................................................................................................	15

SHAREHOLDER INFORMATION ..................................................................................................................	15

PRICING OF FUND SHARES ......................................................................................................................	15

HOW TO PURCHASE FUND SHARES ......................................................................................................	16

HOW TO REDEEM FUND SHARES ...........................................................................................................	19

DIVIDENDS AND DISTRIBUTIONS ..........................................................................................................	22

TOOLS TO COMBAT FREQUENT TRANSACTIONS ..............................................................................	23

TAX CONSEQUENCES ................................................................................................................................	24

OTHER FUND POLICIES .............................................................................................................................	26

DISTRIBUTION OF FUND SHARES ..............................................................................................................	27

THE DISTRIBUTOR .....................................................................................................................................	27

PAYMENTS TO FINANCIAL INTERMEDIARIES ...................................................................................	27

FINANCIAL HIGHLIGHTS .............................................................................................................................	28
1

SUMMARY SECTION

LK Balanced Fund
Investment Objective
The LK Balanced Fund (the “Fund”) seeks to achieve long-term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the
Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Other Expenses	0.81%
Total Annual Fund Operating Expenses	1.56%
Less: Fee Waiver (1)	-0.56%
Total Annual Fund Operating Expenses After Fee Waiver (1)	1.00%
(1)Lawson Kroeker Investment Management, Inc. (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.00% of the Fund’s average daily net assets.  Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least October 28, 2027. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.
Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$102	$438	$797	$1,809
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund pursues its investment objective by principally investing in a combination of equity (including common stocks, preferred stocks and convertible securities) and
2
fixed income securities (including securities issued, backed or otherwise guaranteed by the U.S.
government or its agencies, securities issued by U.S. government-sponsored entities, corporate bonds, municipal bonds, and other taxable debt securities). The Fund typically invests 40% to 75% of its assets in equity securities selected primarily for their growth potential and 25% to 60% of its assets in equity and fixed income securities selected primarily for their income potential.  While the mix of equity and fixed income securities will vary depending on the Adviser’s outlook on the markets, under normal circumstances at least 25% of the Fund’s assets will be invested in fixed income securities. The
Fund may invest in securities of any market capitalization.  Although the Fund will invest primarily in equity and fixed income securities of U.S. companies, the Fund may invest up to 20% of its assets in equity and fixed income securities of foreign companies that are organized and headquartered in countries outside of the United States.  The Fund’s investments in foreign securities may include
American Depository Receipts (“ADRs”).  The Fund may also invest in floating rate securities.
The Adviser’s equity investment process begins with independent research to identify areas of attractive investment opportunities. The Adviser performs fundamental analysis company by company, to discover factors influencing a business’s profitability. Normally, this involves reviewing, scrutinizing, and analyzing corporate reports; press releases; financial statements; documents filed with the SEC or other regulatory entities; newspaper, magazine, and internet articles; audio recordings or transcripts of conference calls and presentations; and a variety of additional sources. The Adviser focuses on a small number of carefully chosen businesses that it believes have a competitive advantage and high profit margins with little or no debt, plentiful free cash flow, and wise deployment of capital.
The Adviser attempts to purchase securities of these companies at a discount to its estimate of a company’s worth.
Included in the Adviser’s analysis of individual equity securities is an assessment of general economic conditions; an evaluation of the stock and bond markets relative to each other; and a review of economic, social, and political trends. Stock selection is accomplished only after completing a thorough analysis.  The Adviser makes its buy/sell/retain decisions based on its analysis of the security’s estimated worth relative to its current price.
The Adviser’s fixed income philosophy is an extension of its equity philosophy in that it approaches all investments from a fundamental basis. Employing this philosophy, the Adviser does not try to time the short-term movements of interest rates, but instead attempts to build a portfolio of high quality corporate, agency, and government bonds and equity securities with a strong income potential that provides stability and income to the overall portfolio. The Adviser’s fixed income portfolio allocation is a complement to its equity portfolio allocation, with shifts between allocation percentages dependent upon current market opportunities within a long-term view.
Corporate, agency, and government bonds are continually compared against each other at all maturities to evaluate where the best opportunities lie for improved total return. Yields-to-maturity, yields-to-
worst, and cash-flow yields are compared to like-quality bonds. Credit analysis of corporate bonds is performed to try and avoid future rating downgrades as well as identify possible upgrade candidates.
The Fund may invest up to 10% of its assets in high yield debt or “junk bonds” (higher-risk, lower-
rated fixed income securities such as those rated at the time of purchase lower than BBB- by Standard
& Poor’s Rating Service, Inc. (“S&P”) or lower than Baa3 by Moody’s Investors Service, Inc.
(“Moody’s”)).  Below investment grade debt securities have speculative characteristics and they may be less liquid than investment grade debt securities. The Fund has no set policy regarding the maturity or duration of any or all of its securities.
Principal Risks
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any
other governmental agency.  In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:
3
General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.
Asset Allocation Risk.  The risk that the Fund may allocate assets to an asset category that performs poorly relative to other asset categories.
Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.
Large-Cap, Mid-Cap and Small-Cap Companies Risk.  The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-
cap companies.
Foreign Securities Risk.  Investments in securities issued by foreign companies involve risks not generally associated with investments in the securities of U.S. companies, including risks relating to political, social, and economic developments abroad, differences between U.S. and foreign regulatory and tax requirements and market practices, as well as fluctuations in foreign currencies. There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S. Unexpected political, regulatory and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact global financial markets and the broader economy. Foreign conflicts have caused, and could continue to cause, significant market disruptions and volatility within specific markets and globally.
ADR Risk.  ADRs are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities.  In addition, depositary receipts may not track the price of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading.  Holders of unsponsored ADRs generally bear all the costs of such depositary receipts.
Convertible Securities Risk.  Convertible securities risk is the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline.
A convertible security’s market value, however, also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.”  The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock.  As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.
Debt Securities Risks. The Fund’s investments in debt securities will be subject to credit risk, interest rate risk, prepayment risk, extension risk and duration risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. Interest rate risk is the risk that the value of debt securities fluctuates with changes in interest rates (e.g., increases in interest rates result in a decrease in the value of debt securities). Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The Fund will be exposed to heightened interest rate risk should interest rates rise. Pre-payment risk is the risk that the principal on debt securities will be paid off prior to maturity causing the Fund to invest in debt securities with lower interest rates. Extension risk is the
4
risk that in times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities. Duration risk is the risk that holding long duration and long maturity investments will magnify certain other risks, including interest rate risk and credit risk. Changes in market conditions and government policies may lead to periods of heightened volatility and reduced liquidity in the fixed-income securities market, and could result in an increase in
Fund redemptions.
Liquidity Risk. The risk that investments cannot be readily sold at the desired time or price, and the
Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil.
Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
Below Investment Grade Debt Securities Risk.  Investments in below investment grade debt securities and unrated securities of similar credit quality, as determined by the Adviser, (commonly known as
“junk bonds”) involve a greater risk of default and are subject to greater levels of credit and liquidity risk.  Below investment grade debt securities have speculative characteristics and their value may be subject to greater fluctuation than investment grade debt securities.
Floating Rate Securities Risk.  Because changes in interest rates on floating (or variable) rate securities may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates.  The interest rate on a floating rate security may reset on a predetermined schedule and as a result, not reset during periods when changes in market rates are substantial.  Lifetime limits on resets may also prevent their rates from adjusting to market rates.  During periods of declining interest rates, because the interest rates on floating rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.
Government-Sponsored Entities Risk. The Fund invests in securities issued or guaranteed by government-sponsored entities.  However, these securities may not be guaranteed or insured by the
U.S. government and may only be supported by the credit of the issuing agency.
Municipal Securities Risk.  The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.  Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due.  Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.  In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Preferred Stock Risk.  A preferred stock is a blend of the characteristics of a bond and common stock.
It may offer the higher yield of a bond and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and/or in any residual assets after payment to creditors, should the issuer be dissolved.  Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or passed by the issuer.
5
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, the
Fund’s performance will be especially sensitive to developments that significantly affect those sectors.
Performance
The accompanying bar chart and performance table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31,
2025. Next to the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Fund’s average annual total returns over time compared with broad-based securities market indices (the S&P 500® Index and Bloomberg U.S.
Aggregate Bond Index) and an additional more specialized index. Updated performance information is available at https://lkfunds.com/ or by calling the Fund toll-free at 855-698-1378. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Simultaneous with the commencement of the Fund’s operations on July 1, 2012, the L/K Limited
Partnership #1, a limited partnership managed by the Adviser on a fully discretionary basis (the
“Predecessor Partnership”) converted into the Fund by terminating and distributing its assets (after the payment of all remaining liabilities and obligations and the establishment of any reserves) to its partners in proportion to the partnership interests of the partners. Some or all of the partners then contributed the received partnership assets to the Fund in return for 80% or more of the ownership interests in the Fund. The Predecessor Partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund, and at the time of the conversion was managed by the same team of portfolio managers as the Fund. The Fund’s performance for periods before July 1, 2012 is that of the Predecessor Partnership and includes gains or losses, the reinvestment of all dividends and interest, and reflects the deduction of fees and expenses, including management fees, audit expenses, and brokerage commissions.  If the Predecessor
Partnership’s performance was adjusted to reflect the first year expenses of the Fund (commencing
July 1, 2012), the Fund’s performance for all periods would have been lower. The financial statements of the Predecessor Partnership were audited for all years that the Predecessor Partnership has been in existence (since December 31, 1986). The performance returns of the Predecessor Partnership are unaudited and were calculated by the Adviser on a total return basis.  The Predecessor Partnership was not registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), which, if applicable, may have adversely affected its performance. The performance shown should not be considered indicative of the Fund’s future performance. Beginning July 1, 2012, the Fund’s performance is calculated using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total return for the Predecessor
Partnership.
6
Calendar Year Total Returns as of December 31

30%
25%
20%
15%
10%
5%
0%
-5%
-10%
9.86%
14.03%
-3.19%
20.38%
5.13%
22.89%
-5.57%
8.31%
9.80%
7.18%
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

Best Quarter	Worst Quarter
Q 4 2020 14.85%	Q 1 2020 -20.13%
Year-to-Date as of September 30, 2026
8.11%

Average Annual Total Returns for the periods ended December 31, 2025
	One Year	Five Years	Ten Years	Since Inception (12/31/1986)
Return Before Taxes	7.18%	8.14%	8.54%	8.10%
Return After Taxes on Distributions	4.37%	6.09%	7.00%	7.60%
Return After Taxes on Distributions and Sale of Fund Shares	6.19%	6.23%	6.70%	7.25%
S&P 500® Index	17.88%	14.42%	14.82%	11.29%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%	5.31%
Lipper Balanced Funds Index	13.40%	6.77%	8.18%	7.98%
After tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Management
Investment Adviser
Lawson Kroeker Investment Management, Inc. is the Fund’s investment adviser.
Portfolio Managers
Thomas J. Sudyka, Jr., CFA and Chad C. Clauser, CFA  each a Managing Director of the Adviser, are jointly responsible for the day-to-day management of the Fund. Mr. Sudyka has managed the Fund since its inception in 2012. Mr. Clauser has managed the Fund since October 2023.
7
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail (LK Balanced Fund, c/o U.S. Bank Global Fund
Services, P.O. Box 219252, Kansas City, MO 64121-9252), by contacting the Fund by telephone at
855-698-1378, by wire transaction, or through a financial intermediary. The minimum initial investment amount for purchases of shares of the Fund is $50,000 for regular accounts and $5,000 for individual retirement accounts. Subsequent purchases may be made with a minimum investment amount of $500.
Tax Information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement such as a 401(k) plan or IRA. Distributions on investments made through tax-advantaged arrangements generally will be taxed as ordinary income when withdrawn from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
8

INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND DISCLOSURE OF PORTFOLIOS HOLDINGS

Investment Objective
The Fund seeks to achieve long-term capital appreciation and current income.  The investment objective is not fundamental and may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders.

Principal Investment Strategies
Under normal market conditions, the Fund pursues its investment objective by principally investing in a combination of equity (including common stocks, preferred stocks and convertible securities) and fixed income securities (including securities issued, backed or otherwise guaranteed by the U.S.
government or its agencies, securities issued by U.S. government-sponsored entities, corporate bonds, municipal bonds, and other taxable debt securities).  The Fund typically invests 40% to 75% of its assets in equity securities selected primarily for their growth potential and 25% to 60% of its assets in equity and fixed income securities selected primarily for their income potential.  While the mix of equity and fixed income securities will vary depending on the Adviser’s outlook on the markets, under normal circumstances at least 25% of the Fund’s assets will be invested in fixed income securities. The
Fund may invest in securities of any market capitalization.  Although the Fund will invest primarily in equity and fixed income securities of U.S. companies, the Fund may invest up to 20% of its assets in equity and fixed income securities of foreign companies that are organized and headquartered in countries outside of the United States.  The Fund’s investments in foreign securities may include
ADRs.  The Fund may also invest in floating rate securities.
The Adviser’s equity investment process begins with independent research to identify areas of attractive investment opportunities. The Adviser performs fundamental analysis company by company to discover factors influencing a business’s profitability. Normally, this involves reviewing, scrutinizing, and analyzing corporate reports; press releases; financial statements; documents filed with the SEC or other regulatory entities; newspaper, magazine, and internet articles; audio recordings or transcripts of conference calls and presentations; and a variety of additional sources.  The Adviser focuses on a small number of carefully chosen businesses that it believes have a competitive advantage and high profit margins with little or no debt, plentiful free cash flow, and wise deployment of capital.
The Adviser attempts to purchase securities of these companies at a discount to its estimate of a company’s worth and is not constrained by geography, sector, industry or market capitalization.
Included in the Adviser’s analysis of individual equity securities is an assessment of general economic conditions; an evaluation of the stock and bond markets relative to each other; and a review of economic, social, and political trends. Stock selection is accomplished only after completing a thorough analysis.  The Adviser makes its buy/sell/retain decisions based upon its analysis of a security’s estimated worth relative to its current price. The Adviser is not a market timer or a trader, but prefers to give its thorough analysis of a particular security’s true worth time to be recognized by the market.
The Adviser’s fixed income philosophy is an extension of its equity philosophy in that it approaches all investments from a fundamental basis. Employing this philosophy, the Adviser does not try to time the short-term movements of interest rates, but instead attempts to build a portfolio of high quality corporate, agency, and government bonds and equity securities with a strong income potential that provides stability and income to the overall portfolio. The Adviser’s fixed income portfolio allocation is a complement to its equity portfolio allocation, with shifts between allocation percentages dependent upon current market opportunities within a long-term view.
Corporate, agency, and government bonds are continually compared against each other at all maturities to evaluate where the best opportunities lie for improved total return. Yields-to-maturity, yields-to-
9
worst, and cash-flow yields are compared to like-quality bonds. Credit analysis of corporate bonds is performed to try and avoid future rating downgrades as well as identify possible upgrade candidates.
The Fund may invest up to 10% of its assets in high yield debt or “junk bonds” (higher-risk, lower-
rated fixed income securities such as those rated lower than BBB- by S&P or lower than Baa3 by
Moody’s). Below investment grade debt securities have speculative characteristics and they may be less liquid than investment grade debt securities. The Fund has no set policy regarding the maturity or duration of any or all of its securities.
Patience is a key element of the Adviser’s investment philosophy and investment strategy. That strategy recognizes the importance of various research studies which have shown that average investors significantly under-perform the overall market because they let their emotions get in the way of rational decision-making. The Adviser seeks to stay the course with its disciplined approach, avoiding the latest investment fads which typically result in missing the upswing and substantially lower gains.
The Adviser’s investment strategy is focused on developing long-term investors and managing the portfolio in their best interests. Having shareholders who do not run for the hills at the first sign of price declines or become elated by short-term gains helps the Adviser to maintain its long-term investment focus and contribute to long-term performance. In part, the Fund’s fixed income allocation helps in this process by dampening the overall volatility of the Fund, and keeping shareholders invested during difficult times.
Cash or Similar Investments and Temporary Strategies of the Fund.  At the Adviser’s discretion, the
Fund may invest in high-quality, short-term debt securities and money market instruments for (i)
temporary defensive purposes in response to adverse market, economic or political conditions and (ii)
retaining flexibility in meeting redemptions, paying expenses, and identifying and assessing investment opportunities.  These short-term debt securities and money market instruments include cash, shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances,
U.S. government securities and repurchase agreements.  To the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund will bear its pro rata portion of such money market funds’ management fees and operational expenses.
When investing for temporary defensive purposes, the Adviser may invest up to 100% of the Fund’s total assets in such instruments.  Taking a temporary defensive position may result in the Fund not achieving its investment objective.

Principal Risks of Investing in the Fund
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other governmental agency.  There can be no assurance that the Fund will achieve its investment objective.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund.  The principal risks of investing in the Fund are:
General Market Risk.  The NAV and investment return of the Fund will fluctuate based upon changes in the value of the Fund's portfolio securities. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. U.S. and international markets have experienced, and may continue to experience, volatility, which may increase risks associated with an investment in the Fund. In addition, local, regional, or global events such as war, including Russia’s invasion of Ukraine, regional armed conflict, acts of terrorism, market volatility related to global trade policy, the spread of infectious diseases or other public health issues, recessions, rising inflation, rising interest rates, or other events could have a significant negative impact on the Fund and its investments.
The market value of securities in which the Fund invests is based upon the market’s perception of
10
value, and is not necessarily an objective measure of the securities’ value. In some cases, for example, the stock prices of individual companies have been negatively affected even though there may be little or no apparent degradation in the financial condition or prospects of the issuers. Similarly, the debt markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. As a result of this significant volatility, many of the following risks associated with an investment in the Fund may be increased.
Continuing market volatility may have adverse effects on the Fund.
Management Risk.  The ability of the Fund to meet its investment objective is directly related to the
Adviser’s investment strategies for the Fund. The value of your investment in the Fund may vary with the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities. If the Adviser’s investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely and the Fund could underperform the market or other mutual funds with similar investment objectives.
Asset Allocation Risk.  The risk that the Fund may allocate assets to an asset category that underperforms other asset categories. For example, the Fund may be over-weighted in equity securities when the stock market is falling and the fixed income market is rising.
Equity Securities Risk.  The Fund’s investments in equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies;
inflation and interest rates; economic expansion or contraction; global and/or regional political, economic and banking crises; and factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.
Large-Cap Company Risk.  The Fund’s investments in larger, more established companies are subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors potentially resulting in lower valuations for their common stock.
Mid-Cap and Small-Cap Companies Risk.  Mid-cap and small-cap companies in which the Fund invests may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies.  Therefore, their securities may be more volatile and less liquid than the securities of larger, more established companies.  Mid-cap and small-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks.
Because of this, if the Adviser wants to sell a large quantity of a mid-cap or small-cap company stock, it may have to sell at a lower price than it might prefer, or it may have to sell in smaller than desired quantities over a period of time.  Analysts and other investors may follow these companies less actively and therefore information about these companies may not be as readily available as that for large-cap companies.
Foreign Securities Risk.  The risks of investing in securities of foreign companies involves risks not generally associated with investments in securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory and tax requirements, and market practices.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the
U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks. Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S.
markets. There may be less information publicly available about foreign companies than about a U.S.
company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.
11
Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact global financial markets and the broader economy. Foreign conflicts have caused, and could continue to cause, significant market disruptions and volatility within specific markets and globally. The hostilities and sanctions resulting from those hostilities have, and could continue to have, a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters.
ADR Risk.  ADRs are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities.  In addition, depositary receipts may not track the price of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading.  In some cases, there may be less information available about the underlying issuers than would be the case with a direct investment in the foreign issuer.
ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations.
Investment in ADRs may be less liquid than the underlying shares in their primary trading market and may be more volatile.  Distributions paid to holders of depositary receipts, such as the Fund, may be subject to a fee charged by the depositary.  In addition, depositary receipts may not pass through voting or other shareholder rights.
ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored ADRs generally bear all the costs of such depositary receipts, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs.  As a result, there may not be a correlation between such information and the market values of unsponsored ADRs.
Convertible Securities Risk.  Convertible securities are fixed income securities, preferred stocks or other securities that are convertible into or exercisable for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate.  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline.
A convertible security’s market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s
“conversion price.”  The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock.  As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.  Thus, it may not decline in price to the same extent as the underlying common stock.  In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company’s common stockholders but after holders of any senior debt obligations of the company.  Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its debt obligations.
Debt Securities Risks.  Debt securities are subject to the following risks.  Changes in market conditions and government policies may lead to periods of heightened volatility and reduced liquidity in the fixed-income securities market, and could result in an increase in Fund redemptions.  Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable.
Credit Risk.  Issuers of debt securities may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the issuer to pay back debt. The degree of credit risk for a particular security may be reflected in its credit rating. Lower rated debt securities involve greater credit risk, including the possibility of default or bankruptcy.
Interest Rate Risk. Debt securities could lose value because of interest rate changes.  For example, bonds tend to decrease in value if interest rates rise.  Debt securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of
12
interest rate changes than debt securities with shorter maturities.  The Fund will be exposed to heightened interest rate risk should interest rates rise. Substantial redemptions from bond and other income funds may worsen that impact. Other types of securities also may be adversely affected from an increase in interest rates.
Reinvestment Risk.  If the Fund reinvests the proceeds of matured or sold securities at market interest rates that are below its portfolio earnings rate, its income will decline.
Prepayment and Extension Risk.  Prepayment occurs when the issuer of a debt security repays principal prior to the security’s maturity.  During periods of declining interest rates, issuers may increase pre-payments of principal causing the Fund to invest in debt securities with lower yields thus reducing income generation.  Similarly, during periods of increasing interest rates, issuers may decrease prepayments of principal extending the duration of debt securities potentially to maturity.  This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.  Debt securities with longer maturities are subject to greater price shifts as a result of interest rate changes.  Also, if the
Fund is unable to liquidate lower yielding securities to take advantage of a higher interest rate environment, its ability to generate income may be adversely affected.  The potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.
Duration Risk.  The Fund has no set policy regarding the maturity or duration of any or all of its securities.  Holding long duration and long maturity investments will magnify certain risks, including interest rate risk and credit risk.
Liquidity Risk. The risk that investments cannot be readily sold at the desired time or price, and the
Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil.
Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
Below Investment Grade Debt Securities Risk.  Below-investment grade debt securities or unrated securities of similar credit quality as determined by the Adviser, also sometimes referred to as “junk bonds,” generally pay a premium above the yields of U.S. government or investment grade debt securities because they are subject to greater risks. These risks, which reflect their speculative character, include: greater volatility; greater credit risk and risk of default; potentially greater sensitivity to general economic or industry conditions; potential lack of attractive resale opportunities
(illiquidity); and additional expenses to seek recovery from issuers who default.  In addition, the prices of these non-investment grade debt securities are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade securities. Non-investment grade debt securities tend to be less liquid than investment grade debt securities.
Floating Rate Securities Risk.  Floating (or variable) rate securities are generally less sensitive to interest rate changes than fixed rate securities.  However, the market value of floating rate securities may decline when prevailing interest rates rise if their interest rates do not rise as much, or as quickly, as interest rates in general.  Conversely, floating rate securities will not generally increase in market value if interest rates decline.  However, when interest rates fall, there will be a reduction in the payments of interest received by the Fund from its floating rate securities.  Limits on the aggregate
13
amount by which a floating rate security’s interest rate may increase over its lifetime or during any one adjustment period can prevent the interest rate from ever adjusting to prevailing market rates.  The
NAV of the Fund may decline during periods of rising interest rates until the interest rates on these securities reset to market rates. You could lose money if you sell your shares of the Fund before these rates reset.
Government-Sponsored Entities Risk.  The Fund may invest in various types of U.S. government obligations.  U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, such as the U.S. Treasury.  Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  Investments in debt securities issued by U.S. government sponsored entities such as the Federal
National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal Home
Loan Banks are not backed by the full faith and credit of the U.S. government.  With respect to these entities, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.
Municipal Securities Risk.  The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.  Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due.  Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued.  If the
Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.  In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose.  Some securities, including municipal lease obligations, carry additional risks.  For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.
Because some municipal securities may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institution issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization.  If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for the Fund to sell the security at the time and the price that normally prevails in the market.  Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.
Preferred Stock Risk.  A preferred stock is a blend of the characteristics of a bond and common stock.
It may offer the higher yield of a bond and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends or in any residual assets after payment to creditors should the issuer be dissolved or both.  Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or passed by the issuer.
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The
Fund may, from time to time, have significant exposure to one or more sectors of the economy. To the
14
extent the Fund has significant sector exposures, the Fund will be more susceptible to economic, political, regulatory, or other developments affecting that sector than a fund with a broader range of investments.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUND

Investment Adviser
The Trust has entered into an investment advisory agreement (“Advisory Agreement”), on behalf of the Fund, with Lawson Kroeker Investment Management, Inc. located at 1926 South 67th Street, Suite
201, Omaha, Nebraska 68106.  Established in 1986, the Adviser is an SEC-registered investment adviser that provides investment advisory services to private clients and institutions. As of
September 30, 2026, the Adviser had approximately $442 million in assets under management. Under the Advisory Agreement, the Adviser manages the Fund’s investments subject to the supervision of the
Board.
The Adviser has overall supervisory responsibility for the general management and investment of the
Fund’s securities portfolio.  The Adviser also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under its
Advisory Agreement.  For its services, the Fund pays the Adviser a monthly management fee that is calculated at the annual rate of 0.75% of the Fund’s average daily net assets.
Fund Expenses.  The Fund is responsible for its own operating expenses.  Pursuant to an Operating
Expenses Limitation Agreement between the Adviser and the Trust, on behalf of the Fund, the Adviser has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that
Total Annual Fund Operating Expenses (excluding front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or, extraordinary expenses such as litigation) do not exceed 1.00% of the Fund’s average daily net assets.  Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of
36 months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and at the time of the recoupment.  The Operating Expenses Limitation
Agreement is indefinite in term and cannot be terminated through at least October 28, 2027.
Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s
Board or the Adviser.
As a result of the Operating Expenses Limitation Agreement the Adviser has with the Fund, the
Adviser was effectively paid a management fee of 0.19% of the Fund’s average daily net assets for the fiscal year ended June 30, 2026.
A discussion regarding the basis of the Board’s approval of the Fund’s investment advisory contract with the Adviser is available in the Fund’s report filed on Form N-CSR for the period ended June 30,
2026.
The Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series.
15

Portfolio Managers
Thomas J. Sudyka, Jr. and Chad C. Clauser are jointly and primarily responsible for the day-to-day management of the Fund.  Mr. Sudyka has managed the Fund since its inception in 2012. Mr. Clauser has managed the Fund since October 2023.
Thomas J. Sudyka, Jr., CFA, Managing Director
Mr. Sudyka holds an M.B.A. from the University of Nebraska and a B.S. in Finance from Creighton
University, and he has over thirty years of investment management experience. Before joining the
Adviser in 1999, Mr. Sudyka was a Managing Director and Founding Partner of BPI Global Asset
Management (“BPI”). Prior to founding BPI, Mr. Sudyka was a portfolio manager with several large
Midwest-based investment management companies.
Chad C. Clauser, CFA, Managing Director
Mr. Clauser has over 15 years of investment management experience.  Prior to joining the Adviser in
2015, Mr. Clauser was a senior analyst at Tributary Capital and a Vice President at Credit Suisse in
New York.  He holds a B.S. in Finance from the University of Nebraska – Lincoln and earned the
Chartered Financial Analyst (CFA®) in 2009.
The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund shares.

SHAREHOLDER INFORMATION

Pricing of Fund Shares
The price of the Fund’s shares is based on its NAV.  The NAV of the Fund is calculated by dividing its total assets, less its liabilities, by the number of its shares outstanding.  The NAV is calculated at the close of regular trading of the NYSE, which is generally 4:00 p.m., Eastern Time.  The NAV will not be calculated, nor may investors purchase or redeem Fund shares, on days that the NYSE is closed for trading, even though certain Fund securities (i.e., foreign or debt securities) may trade on days the
NYSE is closed and such trading may materially affect the Fund’s NAV.
The Fund’s assets are generally valued at their market price using valuations provided by independent pricing services, consistent with the Adviser’s valuation procedures and policies. Pursuant to Rule 2a-5 under the 1940 Act, the Adviser has been designated by the Board as the valuation designee for the
Fund and has been delegated the responsibility for making good faith, fair value determinations with respect to the Fund’s portfolio securities. Fixed income securities are valued at the mean of the bid and asked prices as determined by an independent pricing service. When market quotations are not readily available, or believed by the Adviser to be unreliable, a security or other asset is valued at its fair value by the Adviser as determined under fair value procedures approved by the Board. The Board reviews, no less frequently than annually, the adequacy of the policies and procedures of the Fund and the effectiveness of their implementation.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board will regularly evaluate whether the Trust’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.
When fair value pricing is employed, security prices that the Fund uses to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) than the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale.  Therefore, if a
16
shareholder purchases or redeems Fund shares when the Fund holds securities priced at fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund was using market value pricing.
Certain foreign securities may be valued at intraday market values in such foreign markets.
Additionally, in the case of foreign securities, the occurrence of certain events (such as a significant surge or decline in the U.S. or other markets) after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will often result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to profit by estimating the Fund’s
NAV in advance of the time the NAV is calculated. The Fund’s investments in smaller or medium capitalization companies are more likely to require a fair value determination because they may be more thinly traded and less liquid than securities of larger companies. The Adviser anticipates that the
Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are unavailable or considered unreliable.

How to Purchase Fund Shares
Shares of the Fund are purchased at the NAV per share next calculated after your purchase order is received in good order by the Fund (as defined below).  Shares may be purchased directly from the
Fund or through a financial intermediary, including but not limited to, certain brokers, financial planners, financial advisors, banks, insurance companies, retirement, benefit and pension plans or certain packaged investment products.
Shares of the Fund have not been registered and are not offered for sale outside of the United States.
The Fund generally does not sell shares to investors residing outside the United States, even if they are
United States citizens or lawful permanent residents, except to investors with United States military
APO or FPO addresses or in certain other circumstances where the Chief Compliance Officer and
Anti-Money Laundering Officer for the Trust conclude that such sale is appropriate and is not in contravention of U.S. law.
A service fee, currently $25, as well as any loss sustained by the Fund, will be deducted from a shareholder’s account for any purchases that do not clear.  The Fund and U.S. Bancorp Fund Services,
LLC, the Fund’s transfer agent (the “Transfer Agent”), will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.  Your initial order will not be accepted until a completed account application (an “Account Application”) is received by the Fund or the
Transfer Agent.
Investment Minimums.  The minimum initial investment amount is $50,000 for regular accounts and
$5,000 for individual retirement accounts, and the minimum investment amount for subsequent investments is $500.  The Fund reserves the right to waive the minimum initial or subsequent investment amounts at its discretion.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments.
Purchases through Financial Intermediaries.  For share purchases through a financial intermediary, you must follow the procedures established by your financial intermediary.  Your financial intermediary is responsible for sending your purchase order and payment to the Fund’s Transfer
Agent.  Your financial intermediary holds the shares in your name and receives all confirmations of purchases and sales from the Fund.  Your financial intermediary may charge for the services that it provides to you in connection with processing your transaction order or maintaining an account with them.
If you place an order for the Fund’s shares through a financial intermediary that is authorized by the
Fund to receive purchase and redemption orders on its behalf (an “Authorized Intermediary”), your order will be processed at the NAV next calculated after receipt by the Authorized Intermediary,
17
consistent with applicable laws and regulations.  Authorized Intermediaries are authorized to designate other Authorized Intermediaries to receive purchase and redemption orders on the Fund’s behalf.
If your financial intermediary is not an Authorized Intermediary, your order will be processed at the
NAV next calculated after the Transfer Agent receives your order from your financial intermediary.
Your financial intermediary must agree to send immediately available funds to the Transfer Agent in the amount of the purchase price in accordance with the Transfer Agent’s procedures.  If payment is not received in a timely manner, the Transfer Agent may rescind the transaction and your financial intermediary will be held liable for any resulting fees or losses.  Financial intermediaries that are not
Authorized Intermediaries may set cut-off times for the receipt of orders that are earlier than the cut-
off times established by the Fund.
Purchase Requests Must be Received in Good Order
Your share price will be based on the next NAV per share calculated after the Transfer Agent or your
Authorized Intermediary receives your purchase request in good order.  “Good order” means that your purchase request includes:
•The name of the Fund;
•The dollar amount of shares to be purchased;
•Your account application or Invest By Mail form that is attached to your confirmation statement; and
•A check payable to the name of the Fund or a wire transfer received by the Fund.
An Account Application or subsequent order to purchase Fund shares is subject to acceptance by the
Fund and is not binding until so accepted.  The Fund reserves the right to reject any Account
Application or purchase order if, in its discretion, it is in the Fund’s best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of the Fund.  Purchases may also be rejected from persons believed to be “market-timers,” as described under “Tools to Combat Frequent Transactions,” below.  Accounts opened by entities, such as credit unions, corporations, limited liability companies, partnerships or trusts, will require additional documentation.  Please note that if any information listed above is missing, your Account Application will be returned, and your account will not be opened.
Upon acceptance by the Fund, all purchase requests received in good order before the close of the
NYSE (generally 4:00 p.m., Eastern Time) will be processed at the NAV next calculated after receipt.
Purchase requests received after the close of the NYSE will be priced on the next business day.
Purchase by Mail.  To purchase Fund shares by mail, simply complete and sign the Account
Application or investment stub and mail it, along with a check made payable to the Fund, to:

Regular Mail	Overnight or Express Mail
LK Balanced Fund	LK Balanced Fund
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 219252	801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64121-9252	Kansas City, MO 64105-1307
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund
Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.  All purchase checks must be in U.S. dollars drawn on a domestic financial institution.  The Fund will not accept payment in cash or money orders.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, or any conditional order or payment.
18
Purchase by Wire.  If you are making your first investment in the Fund, the Transfer Agent must have a completed Account Application before you wire the funds.  You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address.  Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire.  Prior to sending the wire, please call the Transfer Agent at 855-698-1378 to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and your account number so that your wire can be correctly applied.  Your bank should transmit immediately available funds by wire to:

Wire to:	U.S. Bank, N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	LK Balanced Fund [Shareholder Name/Account Registration] [Shareholder Account Number]
Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m., Eastern Time) to be eligible for same day pricing.  The Fund and U.S. Bank, N.A., the Fund’s custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.
Investing by Telephone.  You may not make initial purchases of Fund shares by telephone.  If you accepted telephone transactions on your Account Application, or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Fund and your account has been open for at least 7 business days, you may purchase additional shares by telephoning the Fund toll free at 855-698-1378.  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic financial institutions that are Automated
Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase amount is $500.  If your order is received prior to the close of the NYSE (generally 4:00
p.m., Eastern Time), shares will be purchased in your account at the NAV determined on the day your order is placed.  Shareholders may encounter higher than usual call waiting times during periods of high market activity.  Please allow sufficient time to place your telephone transaction.  The Fund is not responsible for delays due to communications or transmission outages or failure. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the
NYSE (generally 4:00 p.m., Eastern Time).
Subsequent Investments.  Subject to the minimum subsequent investment amount described above, you may add to your account at any time by purchasing shares by mail, telephone, or wire.  You must call to notify the Fund at 855-698-1378 before wiring.  An Invest by Mail form, which is attached to your individual confirmation statement, should accompany any investments made through the mail.  All subsequent purchase requests must include the Fund name and your shareholder account number. If you do not have the Invest by Mail form from your confirmation statement, include your name, address, Fund name and account number on a separate piece of paper.
Automatic Investment Plan.  For your convenience, the Fund offers an Automatic Investment Plan
(“AIP”).  Under the AIP, after your initial investment, you may authorize the Fund to automatically withdraw any amount of at least $500 that you wish to invest in the Fund, on a monthly or quarterly basis, from your personal checking or savings account.  In order to participate in the AIP, your bank must be a member of the ACH network.  If you wish to enroll in the AIP, complete the appropriate section in the Account Application.  The Fund may terminate or modify this privilege at any time. You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the next scheduled investment.  A fee will be charged if your bank does not honor the AIP draft for any reason.
19
Anti-Money Laundering Program.  The Trust has established an Anti-Money Laundering Compliance
Program (the “Program”) as required by the Uniting and Strengthening America by Providing
Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT
Act”) and related anti-money laundering laws and regulations.  To ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers”
seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA
PATRIOT Act):
•Full name;
•Date of birth (individuals only);
•Social Security or taxpayer identification number; and
•Permanent street address (a P.O. Box number alone is not acceptable).
In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, please note that the Transfer Agent will verify certain information on your account application as part of the Program.  As requested on the account application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted.  The Fund reserves the right to request additional clarifying information and may close your account if such clarifying information is not received by the
Fund within a reasonable time of the request or if the Fund cannot form a reasonable belief as to your true identity.  If you require additional assistance when completing your application, please contact the
Transfer Agent at 855-698-1378.
Cancellations and Modifications.  The Fund will not accept a request to cancel or modify a written transaction once processing has begun.  Please exercise care when placing a transaction request.

How to Redeem Fund Shares
In general, orders to sell or “redeem” shares may be placed directly with the Fund or through a financial intermediary.  You may redeem all or part of your investment in the Fund’s shares on any business day that the Fund calculates its NAV.
However, if you originally purchased your shares through a financial intermediary, your redemption order must be placed with the same financial intermediary in accordance with their established procedures.  Your financial intermediary is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.  Your financial intermediary may charge for the services that they provide to you in connection with processing your transaction order or maintaining an account with them.
Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Shares held in IRA or other retirement plan accounts may be redeemed by telephone at 855-698-1378.  Investors will be asked whether or not to withhold taxes from any distribution.
Payment of Redemption Proceeds.  You may redeem your Fund shares at the NAV per share next determined after the Transfer Agent or an Authorized Intermediary receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received by the Fund in good order after the close of the regular trading session of the NYSE
(generally 4:00 p.m., Eastern time) will usually be processed on the next business day.  Under normal circumstances, the Fund expects to meet redemption requests through the sale of investments held in cash or cash equivalents.  In situations in which investment holdings in cash or cash equivalents are not sufficient to meet redemption requests, the Fund may also choose to sell portfolio assets for the purpose of meeting such requests.  The Fund further reserves the right to distribute “in-kind” securities
20
from the Fund’s portfolio in lieu (in whole or in part) of cash under certain circumstances, including under stressed market conditions. Redemptions-in-kind are discussed in greater detail below.
A redemption request will be deemed in “good order” if it includes:
•The shareholder’s name;
•The name of the Fund;
•The account number;
•The share or dollar amount to be redeemed; and
•Signatures by all shareholders on the account and signature guarantee(s), if applicable.
Additional documents are required for certain types of redemptions, such as redemptions from accounts held by credit unions, corporations, limited liability companies, or partnerships, or from accounts with executors, trustees, administrators or guardians.  Please contact the Transfer Agent to confirm the requirements applicable to your specific redemption request.  Redemption requests that do not have the required documentation will be rejected.
While redemption proceeds may be paid by check sent to the address of record, the Fund is not responsible for interest lost on such amounts due to lost or misdirected mail.  Redemption proceeds may be wired to your pre-established bank account, or proceeds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established for your account.
The Fund typically sends the redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house (ACH) transfer.  Wires are subject to a $15 fee.  There is no charge to have proceeds sent via
ACH; however, funds are typically credited to your bank within two to three days after redemption.
Except as set forth below, proceeds will be paid within seven calendar days after the Fund receives your redemption request.  Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law.
Please note that if the Transfer Agent has not yet collected payment for the shares you are redeeming, and if you did not purchase your shares with a wire payment, the Transfer Agent may delay payment of your redemption proceeds for up to 12 calendar days from the date of purchase or until your payment has cleared, whichever comes first.  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.  Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of its securities is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of shareholders.  Your ability to redeem shares by telephone will be restricted for 15 calendar days after you change your address.  You may change your address at any time by telephone or written request, addressed to the Transfer Agent.  Confirmations of an address change will be sent to both your old and new address.
Signature Guarantee.  Redemption proceeds will be sent to the address of record.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  Signature guarantees can be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities
Transfer Agents Medallion Program (“STAMP”), but not from a notary public.  A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required of each owner in the following situations:
21
•If ownership is being changed on your account;
•When redemption proceeds are payable or sent to any person, address or bank account not on record;
•When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days;
•For all redemptions in excess of $100,000 from any shareholder account.
Non-financial transactions, including establishing or modifying the ability to purchase and redeem
Fund shares by telephone and certain other services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.
In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.
Redemption by Mail.  You may execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV per share upon receipt by the Fund of such request.  Written redemption requests should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
LK Balanced Fund	LK Balanced Fund
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 219252	801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64121-9252	Kansas City, MO 64105-1307
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund
Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
Wire Redemption.  Wire transfers may be arranged to redeem shares.  However, the Transfer Agent charges a fee, currently $15, per wire redemption against your account on dollar specific trades, and from proceeds on complete redemptions and share-specific trades.
Telephone Redemption.  If you accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the
Fund, you may redeem shares, in amounts of $100,000 or less, by instructing the Fund by telephone at
855-698-1378.  Investors in an IRA or other retirement plan will be asked whether or not to withhold federal income tax.
In order to qualify for, or to change, telephone redemption privileges on an existing account, a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source may be required of all shareholders in order to qualify for, or to change, telephone redemption privileges on an existing account.  Telephone redemptions will not be made if you have notified the Transfer Agent of a change of address within 15 calendar days before the redemption request.  Shareholders may encounter higher than usual call waiting times during periods of high market activity.  Please allow sufficient time to place your telephone transaction.  The Fund is not responsible for delays due to communication or transmission outages or failures.
Note:  Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting that you correctly state:
22
•Your Fund account number;
•The name in which your account is registered; and/or
•The Social Security or taxpayer identification number under which the account is registered.
If an account has more than one owner or person authorized to perform transactions, the Fund will accept telephone instructions from any one owner or authorized person.
Systematic Withdrawal Program.  The Fund offers a systematic withdrawal plan (“SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount of at least
$100 be sent to them each month, calendar quarter or annually.  Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network.  To start this program, your account must have Fund shares with a value of at least $10,000.
This program may be terminated or modified by the Fund at any time.  Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal.  A withdrawal under the SWP involves redemption of Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount requested to be withdrawn exceeds the rate of growth of assets in your account, including any dividends credited to your account, the account will ultimately be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call 855-698-1378 for additional information regarding the SWP.
The Fund’s Right to Redeem an Account.  The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $2,500, other than as a result of a decline in the NAV of the Fund.  The Fund will provide a shareholder with written notice 30 days prior to redeeming the shareholder’s account.
Redemption-in-Kind.  The Fund generally pays redemption proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), the Fund may pay all or part of a shareholder’s redemption proceeds in portfolio securities with a market value equal to the redemption price (redemption-in-kind).
Specifically, if the amount you are redeeming from the Fund during any 90-day period is in excess of the lesser of $250,000 or 1% of the Fund’s net assets, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds this threshold in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and you may incur a taxable capital gain or loss as a result of the distribution.  In addition, you will bear any market risks associated with such securities until they are converted into cash.
Cancellations and Modifications.  The Fund will not accept a request to cancel or modify a written transaction once processing has begun.  Please exercise care when placing a transaction request.

Dividends and Distributions
The Fund will make distributions of net investment income and net capital gains, if any, at least annually, typically during the month of December.  The Fund may make additional distributions if deemed to be desirable at other times during the year.
All distributions will be reinvested in Fund shares unless you choose one of the following options:
(1) receive distributions of net capital gains in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.
If you wish to change your distribution option, write or call the Transfer Agent in advance of the payment date of the distribution.  However, any such change will be effective only as to distributions
23
for which the record date is five or more calendar days after the Transfer Agent has received your request.
If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV per share and to reinvest all subsequent distributions.

Tools to Combat Frequent Transactions
The Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps include, among other things, monitoring trading activity and using fair value pricing.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund implements these tools to the best of its ability and in a manner that it believes is consistent with shareholder interests.  Except as noted herein, the Fund applies all restrictions uniformly in all applicable cases.
Monitoring Trading Practices.  The Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the
Fund seeks to act in a manner that it believes is consistent with the best interests of its shareholders.
The Fund uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may change from time to time as determined by the Fund in its sole discretion.  To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any purchase order (but not a redemption request), in whole or in part, for any reason and without prior notice.  The
Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.
Fair Value Pricing.  The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board.
There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.  More detailed information regarding fair value pricing can be found in this Prospectus under the heading entitled “Pricing of Fund Shares.”
Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through Authorized Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with
Authorized Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Fund has entered into information sharing agreements with Authorized Intermediaries pursuant to which these intermediaries
24
are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Authorized Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.
However, the Fund cannot guarantee the accuracy of the information provided to it from Authorized
Intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, the Fund’s ability to monitor and discourage abusive trading practices in non-disclosed and omnibus accounts may be limited.

Tax Consequences
The following is a summary of certain important tax issues that affect the Fund and its shareholders.
The summary is based on current tax law, which may be changed by legislative, judicial or administrative action. The summary is very general, and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-advantaged accounts.
More information about taxes is located in the SAI.
You are urged to consult your tax advisor regarding specific questions as to U.S. federal, state and local income taxes.
The Fund has elected and intends to qualify each year for the special tax treatment afforded to a regulated investment company (“RIC”) under the Code. As long as the Fund qualifies for treatment as a RIC, it pays no federal income tax on the earnings it timely distributes to shareholders. However, the
Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result, if certain relief provisions were unavailable, in fund-level taxation, thereby reducing the income available for distribution to shareholders.
Unless you are a tax-exempt entity or your investment in Fund shares is made through a tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when:
•the Fund makes distributions; and
•you sell Fund shares.
Distributions of the Fund’s net investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gains and net gains from foreign currency transactions), if any, are generally taxable to the Fund’s shareholders as ordinary income. To the extent that the Fund’s distributions of net investment company taxable income are designated as attributable to “qualified dividend” income, such income may be subject to tax at the reduced rate of federal income tax applicable to non-corporate shareholders for net long-term capital gains, if certain holding period requirements have been satisfied by the shareholder. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or eligible for benefits under certain comprehensive income tax treaties with the United States, or foreign corporations with respect to dividends paid on stock that is readily tradable on an established securities market in the United States). Certain of the
Fund’s investment strategies may limit its ability to make distributions eligible for the reduced rates applicable to qualified dividend income.
To the extent the Fund’s distributions of net investment company taxable income are attributable to net short-term capital gains, such distributions will be treated as ordinary dividend income for the purposes of income tax reporting and will not be available to offset a shareholder’s capital losses from other investments.
Distributions of net capital gains (net long-term capital gains less net short-term capital losses) are generally taxable as long-term capital gains (currently at a maximum federal rate of 20% for individual shareholders in the highest income bracket) regardless of the length of time that a shareholder has
25
owned Fund shares, unless you are a tax-exempt organization or are investing through a tax-
advantaged arrangement such as a 401(k) plan or IRA. Distributions by the Fund that are not paid from its earnings and profits will be treated as a return of capital, which is applied against and will reduce the adjusted tax basis of your shares (but not below zero) and, after such adjusted tax basis is reduced to zero, be treated as a gain from the sale or exchange of shares.
If at least 50% of the value of the Fund’s total assets at the close of each quarter of its taxable years consists of debt obligations that generate interest exempt from U.S. federal income tax, then the Fund may qualify to pass through to its shareholders the tax-exempt character of its income from such debt obligations by paying tax-exempt interest dividends. Based on the Fund’s investment strategies, the
Fund does not expect to pass through to its shareholders the tax-exempt character of its income from such debt obligations.
A RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the
Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the
RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j) of the Code.
This can potentially increase the amount of a shareholder’s interest expense deductible under Section
163(j) of the Code. In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in the Fund for more than 180 days during the 361-day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by the Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the IRS.
U.S. individuals generally are subject to a 3.8% tax on the lesser of their “net investment income,”
which includes interest, dividends, and certain capital gains (including certain capital gain distributions and capital gains realized on the sale of shares of the Fund) and the amount by which their modified adjusted gross income exceeds $250,000 for married individuals filing jointly and qualifying surviving spouses, $125,000 for married individuals filing separately, and $200,000 for other individuals. This
3.8% tax on net investment income (including capital gains and dividends) will also be imposed on certain estates and trusts, subject to certain income thresholds.
You will be taxed in the same manner whether you receive your distributions (whether of net investment company taxable income or net capital gains) in cash or reinvest them in additional Fund shares. Distributions are generally taxable when received. However, distributions declared in October,
November or December to shareholders of record on a date in such a month and paid the following
January are taxable as if received on December 31.
The Fund may invest in foreign securities and therefore may be subject to foreign withholding taxes with respect to dividends or interest the Fund receives from sources in foreign countries. If the Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then you must include your share of the eligible foreign taxes in gross income and may be entitled, subject to applicable limitations, to a foreign tax credit or deduction for those taxes.
A shareholder who sells or redeems shares generally will have a capital gain or loss from the sale or redemption assuming the shareholder holds shares as a capital asset. The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount of reinvested taxable distributions, if any, the amount received from the sale or redemption and how long the shares were held by a shareholder. Any loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of
26
loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase
Fund shares within 30 days before or after redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly purchased shares.
Shareholders will be advised annually as to the federal tax status of all distributions made by the Fund for the preceding year. Distributions by the Fund and gains from the sale of Fund shares may also be subject to state and local taxes. Additional tax information may be found in the SAI.
The Fund may be required to withhold at the 24% backup withholding rate (as “backup withholding”)
on certain reportable payments to a shareholder if (1) the shareholder fails to furnish a taxpayer identification number in the required manner, (2) the Fund is notified that the taxpayer identification number furnished by the shareholder is incorrect or, with respect to reportable interest or dividend payments, (3) the Fund is notified that the shareholder is subject to backup withholding because of underreporting of interest or dividends, or (4) the shareholder fails to certify, when required, that the shareholder is not subject to backup withholding. Backup withholding generally will not apply to a shareholder that properly establishes its foreign status under applicable IRS documentation requirements.
This section assumes you are a U.S. shareholder and is not intended to be a full discussion of federal tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.

Other Fund Policies
Telephone Transactions.  If you accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the
Fund, you may be responsible for fraudulent telephone orders made to your account as long as the
Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE
(generally, 4:00 p.m. Eastern Time).
During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Fund by telephone, you may also mail the requests to the
Fund at the address listed previously in the “How to Purchase Fund Shares” section.
Telephone trades must be received by or prior to the close of the NYSE (generally 4:00 p.m., Eastern
Time).  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to the close of the NYSE.
Policies of Other Financial Intermediaries.  Financial intermediaries may establish policies that differ from those of the Fund.  For example, the institution may charge transaction fees, set higher minimum investments or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Please contact your financial intermediary for details.
Closing the Fund.  The Board retains the right to close (or partially close) the Fund to new purchases if it is determined to be in the best interest of the Fund’s shareholders.  Based on market and Fund conditions, and in consultation with the Adviser, the Board may decide to close the Fund to new investors, all investors or certain classes of investors (such as fund supermarkets) at any time.  If the
Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.
Householding.  In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at 855-698-1378 to request individual copies of these documents.  Once the Fund
27
receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This Householding policy does not apply to account statements.
Lost Shareholders, Inactive Accounts and Unclaimed Property.  It is important that the Fund maintains a correct address for each shareholder.  An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund.  Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account.  If the
Fund is unable to locate the shareholder, then they will determine whether the shareholder’s account can legally be considered abandoned.  Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at 855-698-1378 at least annually to ensure your account remains in active status.
If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller.
Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

DISTRIBUTION OF FUND SHARES

The Distributor
Quasar Distributors, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group,
LLC (dba ACA Group), is located at 190 Middle Street, Suite 301, Portland, ME 04101, and serves as distributor and principal underwriter to the Fund.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Payments to Financial Intermediaries
The Fund may pay service fees to intermediaries, such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.
The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments to intermediaries who sell shares of the Fund.  These payments and compensation are in addition to service fees paid by the Fund, if any.  Payments are generally made to intermediaries that provide shareholder servicing, marketing support or access to sales meetings, sales representatives and management representatives of the intermediary.  Payments may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list or in other sales programs.  Compensation may be paid as an expense reimbursement in cases in which the intermediary provides shareholder services to the Fund.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.
28

FINANCIAL HIGHLIGHTS
The financial highlights in the following table are intended to help you understand the financial performance of the Fund for the fiscal years indicated.  Certain information reflects financial results for a single Fund share.  The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been derived from the financial statements audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request or on the
Fund’s website at https://lkfunds.com/.
29

LK Balanced Fund
Institutional Class
	Year Ended June 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$53.00	$54.41	$52.54	$49.26	$59.34
INVESTMENT OPERATIONS:
Net investment income	0.74(a)	0.94	0.83	0.66	0.49
Net realized and unrealized gain (loss) on investments(b)	4.90	2.29	4.48	4.59	(4.29)
Total from investment operations	5.64	3.23	5.31	5.25	(3.80)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.83)	(0.90)	(1.05)	(0.26)	(0.56)
Net realized gains	(5.23)	(3.74)	(2.39)	(1.71)	(5.72)
Total distributions	(6.06)	(4.64)	(3.44)	(1.97)	(6.28)
Net asset value, end of year	$52.58	$53.00	$54.41	$52.54	$49.26
Total return	11.23%	5.88%	10.55%	10.72%	-7.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$26,287	$25,887	$29,776	$27,380	$27,712
Ratio of expenses to average net assets:
Before expense waiver	1.56%	1.48%	1.46%	1.47%	1.38%
After expense waiver	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.40%	1.52%	1.52%	1.22%	0.86%
Portfolio turnover rate	31%	10%	16%	18%	14%
(a)Net investment income per share has been calculated based on average shares outstanding during the year.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.
30
Investment Adviser
Lawson Kroeker Investment Management, Inc.
1926 South 67th Street, Suite 201
Omaha, Nebraska 68106
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
875 E Wisconsin Avenue, Suite 210
Milwaukee, Wisconsin 53202
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004
Custodian
U.S. Bank N.A.
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Distributor
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

PRIVACY NOTICE
The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number,
e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).
The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.
In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.
LK Balanced Fund
A series of Managed Portfolio Series

FOR MORE INFORMATION
You can find more information about the Fund in the following documents:
Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.
Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports and Form N-CSR provide additional information about the
Fund’s investments.  The annual reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the Fund’s prior fiscal year. In
Form N-CSR, you will find the Fund's annual and semi-annual financial statements.
You can obtain a free copy of these documents and the SAI, request other information, such as the
Fund’s financial statements, or make general inquiries about the Fund by calling the Fund (toll-free) at
855-698-1378, by visiting the Adviser’s website at https://lkfunds.com/ or by writing to:
LK Balanced Fund
c/o U.S. Bank Global Fund Services
P.O. Box 219252
Kansas City, MO 64121-9252
You can review and copy information, including the Fund’s reports and SAI:
•Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://
www.sec.gov; or
•For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act of 1940 file number is 811-22525)

Institutional Class – LKBLX
Statement of Additional Information
October 28, 2026
This Statement of Additional Information (“SAI”) provides general information about the LK
Balanced Fund (the “Fund”), a series of Managed Portfolio Series (the “Trust”).  This SAI is not a
prospectus and should be read in conjunction with the Fund’s current prospectus dated October 28,
2026 (the “Prospectus”), as supplemented and amended from time to time.  In addition, the Fund’s financial statements for the fiscal year ended June 30, 2026 are incorporated herein by reference to the Fund’s certified shareholder report on Form N-CSR for the fiscal year ended June 30, 2026.  To obtain a copy of the Prospectus and/or annual report, free of charge, please write or call the Fund at the address or toll-free telephone number below, or visit the Fund’s website at https://lkfunds.com/.
LK Balanced Fund
c/o U.S. Bank Global Fund Services
P.O. Box 219252
Kansas City, MO 64121-9252
855-698-1378
TABLE OF CONTENTS

THE TRUST AND THE FUND ...................................................................................................................	1
INVESTMENT POLICIES, STRATEGIES AND ASSOCIATED RISKS .............................................	2
FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT LIMITATIONS .............................	20
MANAGEMENT OF THE FUND ...............................................................................................................	22
BOARD OF TRUSTEES ..............................................................................................................................................	22
THE ROLE OF THE BOARD OF TRUSTEES .........................................................................................................	22
BOARD LEADERSHIP STRUCTURE ......................................................................................................................	22
BOARD OVERSIGHT OF RISK MANAGEMENT .................................................................................................	23
TRUSTEES AND OFFICERS .....................................................................................................................................	24
TRUSTEE QUALIFICATIONS ..................................................................................................................................	27
TRUSTEE AND MANAGEMENT OWNERSHIP OF FUND SHARES ................................................................	28
BOARD COMMITTEES ..............................................................................................................................................	28
BOARD CONSULTANT ..............................................................................................................................................	29
TRUSTEE COMPENSATION ....................................................................................................................................	29
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS ..............................................................................	29
INVESTMENT ADVISER ...........................................................................................................................................	30
PORTFOLIO MANAGERS .........................................................................................................................................	31
SERVICE PROVIDERS ...............................................................................................................................	32
LEGAL COUNSEL .......................................................................................................................................................	33
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ........................................................................	33
DISTRIBUTION OF FUND SHARES ........................................................................................................	33
PORTFOLIO TRANSACTIONS AND BROKERAGE ............................................................................	33
PORTFOLIO TURNOVER .........................................................................................................................	35
CODE OF ETHICS .......................................................................................................................................	36
PROXY VOTING PROCEDURES .............................................................................................................	36
ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM ...............................................................	36
PORTFOLIO HOLDINGS INFORMATION ............................................................................................	37
DETERMINATION OF NET ASSET VALUE ..........................................................................................	38
PURCHASE AND REDEMPTION OF FUND SHARES .........................................................................	39
TAX MATTERS ............................................................................................................................................	41
DISTRIBUTIONS ..........................................................................................................................................	50
FINANCIAL STATEMENTS ......................................................................................................................	51
1
The Trust and the Fund
The Trust is a Delaware statutory trust organized on January 27, 2011, and is registered with the U.S.
Securities and Exchange Commission (“SEC”) as an open-end management investment company.
The Fund is one series, or mutual fund, of the Trust. Prior to July 1, 2012, the Fund’s investment adviser managed a limited partnership with an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund. The limited partnership, which incepted on December 31, 1986, converted into, and the Fund commenced operations in, the Trust on July 1,
2012. The Fund has one class of shares: Institutional Class. The Fund is a diversified series and has its own investment objective and policies. Shares of other series of the Trust are offered in separate prospectuses and SAIs. The Fund does not hold itself out as related to any other series within the
Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust. The Fund’s Prospectus and this SAI are a part of the Trust’s
Registration Statement filed with the SEC. Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee, or may be accessed free of charge at the SEC’s website at https://www.sec.gov/. As permitted by Delaware law, the Trust’s Board of
Trustees (the “Board”) may create additional classes of the Fund and may create additional series
(and classes thereof) of the Trust and offer shares of these series and classes under the Trust at any time without the vote of shareholders.
All shares of a series shall represent an equal proportionate interest in the assets held with respect to that series (subject to the liabilities held with respect to that series and such rights and preferences as may have been established and designated with respect to classes of shares of such series), and each share of a series shall be equal to each other share of that series.
Shares are voted in the aggregate and not by series or class, except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matters affect only the interest of a particular series or class.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.
The Trust does not normally hold annual meetings of shareholders.  Meetings of the shareholders shall be called by any member of the Board upon written request of shareholders holding, in the aggregate, not less than 10% of the shares, such request specifying the purpose or purposes for which such meeting is to be called.
Interests in the Fund are represented by shares of beneficial interest, each with no par value per share.
Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such distributions out of the income belonging to the Fund as may be declared by the Board.
The Board has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series without materially changing the proportionate beneficial interest of the shares of that series in the assets belonging to that series or materially affecting the rights of shares of any other series.  In case of the liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series (or class thereof) are borne by that series (or class).  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by, or under the direction of, the Board to all applicable series (and classes thereof) in such manner and on such basis as deemed fair and equitable.  No shareholder is
2
liable to further calls for the payment of any sum of money or assessment whatsoever with respect to the Trust or any series of the Trust without his or her express consent.
All consideration received by the Trust for the issue or sale of the Fund’s shares, together with all assets in which such consideration is invested or reinvested, and all income, earnings, profits and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.
Lawson Kroeker Investment Management, Inc. (the “Adviser”) serves as the investment adviser for the Fund.
Investment Policies, Strategies and Associated Risks
The following discussion supplements the description of the Fund’s investment objective and principal investment strategies and principal risks set forth in the Prospectus.  Except for the fundamental investment limitations listed below (see “Fundamental and Non-Fundamental
Investment Limitations”), the Fund’s investment strategies and policies are not fundamental and may be changed by sole action of the Board, without shareholder approval.  While the Fund is permitted to hold securities and engage in various strategies as described hereafter, it is not obligated to do so. The
Fund might not invest in all of these types of securities or use all of these techniques at any one time.
The Fund's transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Fund's investment objective, policies and restrictions described in the
Fund's Prospectus and/or this SAI, as well as the federal securities laws.
Investment Objective
The investment objective of the Fund is set forth under the “Summary Section” in the Fund’s
Prospectus.
Diversification
The Fund is diversified.  A diversified fund is a fund that satisfies the definition of a “diversified company” set forth in the 1940 Act.  A “diversified company” means that as to 75% of the Fund’s total assets, excluding cash, government securities and securities of other investment companies, (1)
no more than 5% may be invested in the securities of a single issuer, and (2) the Fund may not hold more than 10% of the outstanding voting securities of a single issuer.
Because the Fund intends to qualify as a “regulated investment company” (“RIC”) under Subchapter
M of the Internal Revenue Code of 1986, as amended, (the “Code”), the Fund will limit its investment, excluding cash, cash items (including receivables), U.S. government securities and securities of other regulated investment companies, so that at the close of each quarter of the taxable year, (1) not more than 25% of the Fund’s total assets will be invested in the securities of a single issuer, and (2) with respect to 50% of its total assets, not more than 5% of the Fund’s total assets will be invested in the securities of a single issuer and the Fund will not hold more than 10% of the issuer’s outstanding voting securities.
Percentage Limitations
The Fund’s compliance with its investment policy and limitations will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset.  Accordingly, except with respect to borrowing or illiquid investments, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with the
3
Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy.  If this happens, the Fund will sell such investments as soon as practicable while trying to maximize the return to its shareholders.
Market Volatility
U.S. and international markets have from time to time experienced significant volatility. Certain social, political, economic, environmental and other conditions and events (such as natural disasters and weather-related phenomena generally, epidemics and pandemics, terrorism, conflicts and social unrest) may adversely interrupt the global economy and result in prolonged periods of significant market volatility. During certain volatile periods, the fixed income markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  At times, concerns have spread to domestic and international equity markets.  In some cases, the stock prices of individual companies have been negatively affected even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  Continued volatility may have adverse effects on the Fund, and may increase the risks discussed below.
Equity Securities
An equity security represents a proportionate share of the ownership of a company.  Its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions. The value of equity securities will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, stock markets can be volatile and stock prices can change substantially. Equity securities risk affects the Fund’s net asset value per share (“NAV”), which will fluctuate as the value of the securities it holds changes. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time.
Other factors affect a particular stock’s prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry. Not all factors can be predicted. Common stocks and preferred stocks are examples of equity securities. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease.
Common Stock
Common stock represents an ownership interest in a company. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as holders of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.
Preferred Stock
Preferred stock represents an ownership interest in a company, often pays dividends at a specific rate and has a preference over common stocks in dividend payments and liquidation of assets. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. In addition, preferred stock usually does not have voting rights.
4
Foreign Investments and Currencies
The Fund may invest in securities of foreign issuers that are not traded in the United States and/or are not U.S. dollar denominated, purchase and sell foreign currency on a spot basis.  The Fund may also invest in American Depositary Receipts (“ADRs”) and foreign securities that are traded on a U.S.
exchange.  Investments in ADRs and foreign securities involve certain inherent risks, including the following:
Depositary Receipts.  Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  ADRs may be purchased through
“sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.  For purposes of the Fund’s investment policies, ADRs are deemed to have the same classification as the underlying securities they represent.  Thus, an ADR representing ownership of common stock will be treated as common stock.
Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of those countries.
Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact global financial markets and the broader economy. Foreign conflicts have caused, and could continue to cause, significant market disruptions and volatility within specific markets and globally. The hostilities and sanctions resulting from those hostilities have, and could continue to have, a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters.
Currency Fluctuations.  The Fund may invest in securities denominated in foreign currencies.
Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency.
5
Such changes will also affect the Fund’s income.  The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.
Market Characteristics.  The Adviser expects that many foreign securities in which the Fund may invest could be purchased in over-the-counter (“OTC”) markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market.  Foreign exchanges and markets may be more volatile than those in the United
States.  While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund’s investments in foreign securities may be less liquid and more volatile than investments in
U.S. securities.  Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the United States.
Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.
Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, non-uniform accounting standards and less financial information available from issuers, than is available in the United States.  It may be more difficult to obtain and enforce a judgment against a foreign issuer.  Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the
United States or in other foreign countries.  The laws of some foreign countries may limit the Fund’s ability to invest in securities of certain issuers located in those foreign countries.
Taxes.  The interest and dividends payable on certain of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.  Foreign issuers may not be subject to auditing and financial reporting standards and requirements comparable to those which apply to U.S. companies.
Costs.  To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, because related brokerage costs and the cost of maintaining the custody of foreign securities may be higher.
Additional Risks of Emerging Markets.  In addition, the Fund may invest in foreign securities of companies that are located in developing or emerging markets.  Investing in securities of issuers located in these markets may pose greater risks not typically associated with investing in more established markets, such as increased risk of social, political and economic instability.  Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets.  Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor governmental and/or judicial infrastructures relating to private or foreign investment or to judicial redress for injury to private property, the lack of capital base to expand business operations, foreign taxation and the inexperience of financial intermediaries, custodians and transfer agents.  Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede the Fund’s ability to obtain possession of its assets.  As a result, there may be an increased risk or price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.
6
Real Estate Securities
The real estate securities in which the Fund may invest consist of securities issued by Real Estate
Investment Trusts (“REITs”) or Real Estate Operating Companies (“REOCs”) that are listed on a securities exchange or traded OTC. A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs and that receives favorable tax treatment provided it meets certain conditions. REITs may be characterized as equity REITs (i.e.,
REITs that primarily invest in fee ownership and leasehold ownership of land), mortgage REITs (i.e.,
REITs that primarily invest in mortgages on real estate and other real estate debt) or hybrid REITs which invest in both fee and leasehold ownership of land and mortgages. A U.S. REIT that meets the applicable requirements of the Code may deduct dividends paid to shareholders, effectively eliminating any corporate level federal tax. As a result, U.S. REITs are able to distribute a larger portion of their earnings to investors than other corporate entities subject to the federal corporate tax.
There is the risk that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, investors will also indirectly bear similar expenses of the REITs in which the Fund invests. A U.S. REOC is typically structured as a “C” corporation under the tax code and is not required to distribute any portion of its income. A REOC, therefore, does not receive the same favorable tax treatment that is accorded a REIT. In addition, the value of the Fund’s securities issued by REOCs may be adversely affected by income streams derived from businesses other than real estate ownership.
Fixed-Income Securities
The Fund may invest in a wide range of fixed-income securities, which may include obligations of any rating or maturity.  The Fund may invest in investment grade debt securities and below investment grade debt securities (commonly known as “junk bonds” or “high yield bonds”).
Investment grade debt securities are those rated BBB- or better by Standard & Poor’s Rating Service,
Inc. (“S&P”) or Baa3 or better by Moody’s Investors Service, Inc. (“Moody’s”), each of which is considered a nationally recognized statistical rating organization (“NRSRO”), or an equivalent rating by another NRSRO.  Securities rated BBB- by S&P are considered investment grade, but Moody’s considers securities rated Baa3 to have speculative characteristics. The Fund will not invest in securities that are, at the time of purchase, rated D by S&P or that are rated C by Moody’s. The Fund may hold a debt security rated D or C, respectively, if a downgrade occurs after the security has been purchased. The Fund may also invest in unrated debt securities that the Adviser believes are of comparable quality to the rated securities which the Fund may purchase.
The Adviser selects debt securities identically to how it selects equity securities except that the valuation study is not done using traditional equity valuation, but rather using historical studies of interest levels for the appropriate company given its financial strength to allow for a determination of the value of the debt instrument.  The total return potential of the debt instrument is reviewed relative to the total return potential of other investment opportunities in determining whether to invest in a debt security.
Debt securities carry credit risk, interest rate risk and prepayment risk.  Credit risk is the risk that the
Fund could lose money if the issuer of a debt security defaults or fails to pay interest or principal when it is due.  Some debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.  The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower
7
ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities.
Interest rate risk is the risk that the value of certain debt securities will tend to fall when interest rates rise.  In general, debt securities with longer terms tend to fall more in value when interest rates rise than debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates.
Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.
Junk Bonds.  Junk bonds generally offer a higher current yield than that available for investment grade issues.  However, below investment grade debt securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers, and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.  At times in recent years, the prices of many below investment grade debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties.  As a result, the yields on below investment grade debt securities rose dramatically, reflecting the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such price declines will not recur.  The market for below investment grade debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether based on fundamental analysis or not, may also decrease the values and liquidity of below investment grade debt securities, especially in a thinly traded market. Changes by recognized rating services in their rating of a debt security may affect the value of these investments. The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase.  However, the
Adviser will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund’s investment objective.
Variable and Floating Rate Securities.  Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations.  The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as based on a change in the base rate.  The base rate usually is a benchmark that “floats” or changes to reflect current interest rates, such as the prime rate offered by one or more major U.S. banks. The applicable benchmark is defined by the terms of an obligation and will remain the same for the life of such obligation. If the benchmark interest rate on a floating rate security changes, the rate payable will, in turn, change at the next scheduled adjustment date.
8
Corporate Debt Securities.  Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status.
Commercial paper has the shortest term and is usually unsecured.
The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small, mid and large capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry fixed, variable or floating rates of interest.
Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a modest return on principal, but carries relatively limited risk.
On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.
Exchange-Traded Notes.  The Fund may invest in Exchange-Traded Notes (“ETNs”).  An ETN is a type of unsecured, unsubordinated debt security that differs from other types of bonds and notes because ETN returns are typically based upon the performance of a market index.  ETNs are publicly traded on a U.S. securities exchange.  An ETN incurs certain expenses not incurred by its applicable index, and an investment in an ETN will bear its proportionate share of any fees and expenses borne by the ETN. The market value of an ETN share may differ from its NAV; the share may trade at a premium or discount to its NAV, which may be due to, among other things, differences in the supply and demand in the market for the share.  Although an ETN is a debt security, it is unlike a typical bond, in that there are no periodic interest payments and principal is not protected.  ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged.
Convertible Securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock or other equity security at the option of the holder during a specified period.  Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable”
bonds and warrants or a combination of the features of several of these securities.  The investment characteristics of convertible securities vary widely, which allows convertible securities to be employed for a variety of investment strategies.  The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common stock or other equity security will assist the Fund in achieving its investment objectives.  The Fund may also elect to hold or trade convertible securities.
In selecting convertible securities, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.
Contingent Convertible Securities. Contingent convertible securities (“CoCos”) are a form of hybrid debt security that are intended to either convert into equity or have their principal written down upon
9
the occurrence of certain “triggers.” The triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going concern. CoCos’ unique equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. Some additional risks associated with
CoCos include, but are not limited to:
•Loss absorption risk. CoCos have fully discretionary coupons. This means coupons can potentially be cancelled at the banking institution’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses.
•Subordinated instruments. CoCos will, in the majority of circumstances, be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. Accordingly, in the event of liquidation, dissolution or winding-up of an issuer prior to a conversion having occurred, the rights and claims of the holders of the CoCos, such as the Fund, against the issuer in respect of or arising under the terms of the CoCos shall generally rank junior to the claims of all holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities following a conversion event (i.e., a “trigger”), each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument.
•Market value will fluctuate based on unpredictable factors. The value of CoCos is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii)
supply and demand for the CoCos; (iii) general market conditions and available liquidity; and
(iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.
Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as car loans and credit card receivables.  Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years.  Asset-backed securities may have a higher level of default and lower recoveries than mortgage-backed securities.
Asset-backed securities may take the form of commercial paper or notes, in addition to pass-through certificates or asset-backed bonds.
Mortgage-Backed Securities. Mortgage-backed securities generally represent interests in pools of mortgages on residential or commercial property.  Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.  Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a “pass-through certificate.” Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages.
Mortgage-backed securities tend to pay higher yields to compensate for prepayment risk.
Collateralized mortgage obligations (“CMOs”) are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.
In addition, CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates
10
increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs’ prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk.
Residential mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on residential real property.  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of the mortgages underlying residential mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of residential mortgage-backed securities with lower yields. As a result, increases in prepayments of residential mortgage-backed securities purchased at a premium, or decreases in prepayments of residential mortgage-backed securities purchased at a discount, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of residential mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks.
Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. In addition to prepayment and extension risk, commercial mortgage-backed securities also reflect the risks of investing in the real estate securing the underlying mortgage loans including, the effects of local and other economic conditions on real estate markets, the ability of the property owner to make loan payments, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. Commercial mortgage-
backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-
or asset-backed securities.
Municipal Securities.  Municipal securities are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Although most municipal securities are exempt from federal income tax, municipalities also may issue taxable securities. Tax-exempt securities are generally classified by their source of payment.
Zero-Coupon Securities.  Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality.  If the issuer defaults, the holder may not receive any return on its investment.  Because zero-coupon securities bear no interest, their price fluctuates more than other types of bonds.  Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis.  When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return.  An investment in zero-coupon may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.
Unrated Debt Securities.  The Fund may also invest in unrated debt securities.  Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market.  Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds.  The creditworthiness of the issuer, as well as any financial
11
institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.
Inflation-Indexed Securities. Inflation-indexed securities are debt securities, the principal value of which is periodically adjusted to reflect the rate of inflation as indicated by the Consumer Price Index for all Urban Consumers before seasonal adjustment (“CPI”). Inflation-indexed securities may be issued by the U.S. government, agencies and instrumentalities of the U.S. government, and by corporations. The U.S. Treasury issues Treasury inflation-protected securities (“TIPS”) and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.
The periodic adjustment of U.S. inflation-indexed securities is tied to the CPI, which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services.
Inflation, which is a general rise in prices of goods and services, erodes the purchasing power of an investor’s portfolio. For example, if an investment provides a “nominal” total return of 5% in a given year and inflation is 2% during that period, the inflation-adjusted, or real, return is 3%. Inflation, as measured by the CPI, has occurred in almost each of the past 50 years, so investors should be conscious of both the nominal and real returns of their investments.  Although inflation-indexed securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise because of reasons other than inflation
(for example, because of changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
If the periodic adjustment rate measuring inflation (i.e., the CPI) falls, the principal value of inflation-
indexed securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the inflation-indexed securities is not guaranteed, and will fluctuate. Other inflation-indexed securities include inflation-
related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation-indexed securities should change in response to changes in real interest rates.
Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities.
Coupon payments that the Fund receives from inflation-indexed securities are included in the Fund’s gross income for the period during which they accrue. Any increase in principal for an inflation-
indexed security resulting from inflation adjustments is considered by Internal Revenue Service
(“IRS”) regulations to be taxable income in the year it occurs. For direct holders of an inflation-
indexed security, this means that taxes must be paid on principal adjustments, even though these
12
amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments each quarter in the form of cash or reinvested shares (which, like principal adjustments, are taxable to shareholders).
It may be necessary for the Fund to liquidate portfolio positions, including when it is not advantageous to do so, in order to make required distributions.
U.S. Government Obligations
The Fund may invest in U.S. government obligations.  U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.  Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis.  U.S. government obligations include securities issued or guaranteed by government-sponsored enterprises.
Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities, including government-sponsored enterprises, where it is not obligated to do so (see “Agency Obligations,” below).  In addition, U.S.
government obligations are subject to fluctuations in market value due to fluctuations in market interest rates.  As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease.  Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.
Agency Obligations
The Fund may invest in agency obligations, such as the Export-Import Bank of the United States,
Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration,
Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal
Land Banks, Federal Housing Administration, Government National Mortgage Association,
commonly known as “Ginnie Mae,” Federal National Mortgage Association (“FNMA”), commonly known as “Fannie Mae,” Federal Home Loan Mortgage Corporation (“FHLMC”), commonly known as “Freddie Mac,” and the Student Loan Marketing Association (“SLMA”), commonly known as
“Sallie Mae.”  Some, such as those of the Export-Import Bank of United States, are supported only by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA and FHLMC, are supported by only the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the SLMA, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities because they are not obligated by law to do so.  As a result, there is a risk that these entities will default on a financial obligation.  For instance, in
September 2008, at the direction of the U.S. Treasury, FNMA and FHLMC were placed into conservatorship under the Federal Housing Finance Agency, a newly created independent regulator.
Warrants and Rights
The Fund may purchase, or receive as a distribution from other investments, warrants and rights, which are instruments that permit the Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock.  The principal difference between warrants and rights is their term-rights typically expire within weeks while warrants have
13
longer durations.  Neither rights nor warrants have voting rights or pay dividends.  The market price of warrants is usually significantly less than the current price of the underlying stock.  Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.
When-Issued Securities
When-issued securities transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date, and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market action.  Typically, no income accrues to the purchaser of a security on a when-issued basis prior to delivery.  Such securities are recorded as an asset and its value may fluctuate.
Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery.  The Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities within 35 days of the trade date.
Initial Public Offerings
The Fund may invest in securities offered by companies in initial public offerings (“IPOs”).  IPOs involve companies that have no public operating history and therefore entail more risk than established public companies.  Because IPO shares frequently are volatile in price, the Fund may hold
IPO shares for a very short period of time.  This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs.  By selling
IPO shares, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders.  Companies that offer securities in IPOs tend to typically have small market capitalizations and therefore their securities may be more volatile and less liquid than those issued by larger companies.  Certain companies offering securities in an IPO may have limited operating experience and, as a result face a greater risk of business failure.
Master Limited Partnerships
The Fund may invest in publicly traded master limited partnerships (“MLPs”) that are registered under the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”), and listed on a major United States stock exchange, if the issuer meets the Fund’s investment criteria.  MLPs are businesses organized as limited partnerships which trade their proportionate shares of the partnership
(units) on a public exchange. MLPs often own, or own interests in, properties or businesses that are related to oil and gas industries, including pipelines, although MLPs may invest in other types of investments, including credit-related investments. MLPs are required to pay out most or all of their cash flow in distributions. This pass through creates passive income or losses, along with dividend and investment income. The MLPs the Fund may purchase are comprised of a general partner (the
“GP”) and multiple limited partners (the “LP Holders”). The GP is responsible for the operations and the maintenance of the partnership’s businesses, while the LP Holders assume economic risk up to their level of investment.  Typically, the GP has a 1% to 2% investment in the MLP, but can extract a higher percentage of the partnership’s profits as the MLP’s distributions increase.  This serves as an incentive to the GP to grow the partnership’s distributions. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments.
Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying
14
fundamentals.  In addition, most MLPs are fairly leveraged and typically carry a portion of a
“floating” rate debt.  As such, a significant upward swing in interest rates would also drive interest expense higher.  Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.
The manner and extent of the Fund’s investments in MLPs may be limited by its intention to qualify as a RIC under the Code, and any such investments by the Fund may adversely affect the ability of the Fund to so qualify.
Private Placements and Restricted Securities
The Fund may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions.  Private placement securities are not registered under the Securities Act of 1933, as amended (the “Securities Act”), and are subject to restrictions on resale.  They are eligible for sale only to certain qualified institutional buyers, like the
Fund, and are not sold on a trading market or exchange.  While private placement securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value.  Certain of the Fund’s investments may be placed in smaller, less seasoned, issuers that present a greater risk due to limited product lines and/or financial resources.  The issuer of privately placed securities may not be subject to the disclosure and other investor protection requirements of a public trade.  Additionally, the Fund could obtain material non-public information from the issuer of such securities that would restrict the
Fund’s ability to conduct transactions in underlying securities.
Privately placed securities can usually only be resold to other qualified institutional buyers, or in a private transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.  The Fund may incur more cost in the disposition of such securities because of the time and legal expense required to negotiate a private placement.  Because of the limited market, the Fund may find it difficult to sell the securities when it finds it advisable to do so and, to the extent such securities are sold in private negotiations, they may be sold for less than the price for which they were purchased or less than their fair market value.
Privately placed securities cannot be resold to the public unless they have been registered under the
Securities Act or pursuant to an exemption, such as Rule 144A.  The Fund may purchase Rule 144A securities subject to the limitation on investments in illiquid investments, described in the “Illiquid
Investments” section below.  The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The liquidity of Rule 144A securities and 4(2) Paper will be determined in accordance with Rule 22e-4 under the
1940 Act.
Cash Investments
The Fund may invest in high-quality, short-term debt securities and money market instruments
(“Cash Investments”) for (i) temporary defensive purposes in response to adverse market, economic, or political conditions and (ii) retaining flexibility in meeting redemptions, paying expenses, and identifying and assessing investment opportunities.  Cash Investments include shares of other mutual funds, certificates of deposit, bankers’ acceptances, time deposits, savings association obligations, commercial paper, short-term notes (including discount notes), and other obligations.
15
The Fund may hold a substantial position in Cash Investments for long periods of time, which may result in the Fund not achieving its investment objective.  If the market advances during periods when the Fund is holding a large Cash Investment, the Fund may not participate to the extent it would have if the Fund had been more fully invested.  To the extent that the Fund uses a money market fund for its Cash Investment, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.
Cash Investments are subject to credit risk and interest rate risk, although to a lesser extent than longer-term debt securities, due to their short-term, significant liquidity, and the high credit quality typically associated with such securities.
The Fund may invest in any of the following Cash Investments:
Money Market Mutual Funds.  Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including U.S. government obligations, bank obligations and high-grade corporate instruments.  These investments generally mature within 397 calendar days from the date of acquisition.  An investment in a money market mutual fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
To the extent that the Fund invests in money market mutual funds, your cost of investing in the Fund will generally be higher because you will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Fund’s direct fees and expenses.  Furthermore, investing in money market mutual funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.
Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-
denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.
In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under the investment objective and policies stated above and in the Prospectus, the Fund may make interest-bearing time deposits or other interest-bearing deposits in commercial or savings banks.
Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
Savings Association Obligations.  The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than
$100 million if the principal amount of such obligations is fully insured by the U.S. government.
16
Commercial Paper, Short-Term Notes and Other Corporate Obligations.  The Fund may invest a portion of its assets in commercial paper, short-term notes, and other corporate obligations.
Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.
Commercial paper and short-term notes will consist of issues rated at the time of purchase “A‑2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another NRSRO or, if unrated, determined by the Adviser to be of comparable quality.
Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “A” or higher by S&P or “A” or higher by
Moody’s, similarly rated by another NRSRO, or, if unrated, determined by the Adviser to be of comparable quality.
Investment Companies
The Fund may invest in other investment companies to the extent permitted by the 1940 Act. The
Fund generally may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market funds, including unregistered money market funds, so long as the Fund does not pay a sales load or service fee in connection with the purchase, sale or redemption or if such fees are paid, and the Fund’s investment adviser waives its management fee in an amount necessary to offset the amounts paid.  With respect to other investments in investment companies, the 1940 Act generally limits the Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.
Investments by the Fund in other investment companies will be subject to the limitations of the 1940
Act (including limitations on sales charges), and the rules and regulations thereunder. By investing in securities of an investment company, the Fund’s shareholders will indirectly bear the fees and expenses of that underlying fund in addition to the Fund’s own fees and expenses.
In October 2020, the SEC adopted regulatory changes related to the ability of an investment company to invest in other investment companies in excess of specified statutory limits. These changes include, among other things, amendments to Rule 12d1-1, the rescission of Rule 12d1-2, the adoption of new
Rule 12d1-4, and the rescission of certain exemptive relief issued by the SEC permitting certain fund of funds arrangements. Rule 12d1-4, which became effective on January 19, 2021, permits the Fund to invest in other investment companies, including money market funds, beyond the statutory limits, subject to certain conditions. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters was effective on January 19, 2022. Following this effectiveness, an investment company is no longer able to rely on these exemptive orders and no-action letters, and is subject instead to Rule 12d1-4 and other applicable rules under Section 12(d)(1).
Closed-End Funds. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or OTC. The risks of investment in closed-end funds typically reflect the risk of the types of securities in which the funds invest. Investments in closed-end
17
funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV. Closed-end funds come in many varieties and can have different investment objectives, strategies and investment portfolios. They also can be subject to different risks, volatility and fees and expenses. Although closed-end funds are generally listed and traded on an exchange, the degree of liquidity, or ability to be bought and sold, will vary significantly from one closed-end fund to another based on various factors including, but not limited to, demand in the marketplace. When the Fund invests in shares of a closed-end fund, shareholders of the Fund bear their proportionate share of the closed-end fund’s fees and expenses, as well as their share of the Fund’s fees and expenses.
Open-End Mutual Funds. Open-end mutual funds are investment companies that issue new shares continuously and redeem shares daily. The risks of investment of open-end mutual funds typically reflect securities in which the funds invest. The NAV per share of an open-end fund will fluctuate daily depending upon the performance of the securities held by the fund. Each open-end fund may have a different investment objective and strategy and different investment portfolio. Different funds may also be subject to different risks, volatility and fees and expenses. When the Fund invests in shares of an open-end fund, shareholders of the Fund bear their proportionate share of the open-end funds’ fees and expenses, as well as their share of the Fund’s fees and expenses.
Exchange-Traded Funds. Exchange-Traded Funds (“ETFs”) are typically open-end investment companies that are bought and sold on a national securities exchange.  When the Fund invests in an
ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds.  Many ETFs seek to replicate a specific benchmark index.  However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Some ETFs are actively managed and instead of replicating, they seek to outperform a particular index or basket or price of a commodity or currency. In addition, shares of an ETF may trade at a market price that is higher or lower than their NAV and an active trading market in such shares may not develop or continue.  Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.
If the Fund invests in shares of an ETF, shareholders will indirectly bear fees and expenses charged by the underlying ETF in which the Fund invests in addition to the Fund’s direct fees and expenses.
The Fund also will incur brokerage costs when it purchases ETFs.  Furthermore, investments in other
ETFs could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.
Securities Lending
The Fund may lend its securities in order to increase the return on its portfolio.  The SEC currently requires that the following conditions must be met whenever the Fund’s portfolio securities are loaned:  (1) the Fund must receive at least 100% cash collateral for domestic securities and 105%
cash collateral for foreign securities from the borrower in the form of cash or cash equivalents; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian
18
fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans.  These conditions may be subject to future modification.  Such loans will be terminable at any time upon specified notice.
The Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.  In addition, the Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, the
Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  As part of participating in a lending program, the Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal.  In addition, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, the Fund will have to cover the loss when repaying the collateral.
The Board appoints agents to be responsible for monitoring the creditworthiness of borrowers.  To the extent the Fund is participating in securities lending, on a quarterly basis, the Board reviews a report regarding the Fund’s loans.  Such report includes, among other things, the identity and value of all securities comprising each loan, the length of time that the loan has been outstanding, the amount earned by the Fund, the amount of fees paid in connection with the loan and the ratio of the value of the collateral to the value of the loan.

Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  Any securities that the Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.
Illiquid Investments
The Fund may purchase illiquid investments, which may include securities that are not readily marketable and securities that are not registered under the Securities Act. The Fund may not acquire any illiquid investments if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The term “illiquid investments” for this purpose means any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of Rule 22e-4 under the 1940 Act. The Fund may not be able to sell illiquid investments when the Adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. In addition, the sale of illiquid investments also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of investments that are more liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investments in illiquid investments may have an adverse impact on NAV.
19
Institutional markets for restricted securities have developed as a result of the promulgation of Rule
144A under the Securities Act, which provides a safe harbor from Securities Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and otherwise meet selection criteria, the Fund may make such investments. Whether or not such investments are illiquid depends on the market that exists for the particular investment. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. An investment which when purchased enjoyed a fair degree of marketability may subsequently become illiquid. In such event, appropriate remedies are considered to minimize the effect on the Fund’s liquidity.
Repurchase Agreements
The Fund may enter into repurchase agreements.  Under such agreements, the Fund agrees to purchase U.S. government obligations from a counterparty and the counterparty agrees to repurchase the securities at a mutually agreed upon time and price.  The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase.  In either case, the income to the Fund is unrelated to the interest rate on the security itself.  Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with government securities dealers recognized by the Federal Reserve Board and registered as broker‑dealers with the SEC or exempt from such registration.  The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities.  The
Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of the Fund’s net assets would be invested in illiquid investments including such repurchase agreements.  To the extent necessary to facilitate compliance with Section
12(d)(3) of the 1940 Act and Rule 12d3-1 promulgated thereunder, the Fund will ensure that repurchase agreements will be collateralized fully to the extent required by Rule 5b-3.
For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. government obligations that are subject to the repurchase agreement.  It is not clear whether a court would consider the U.S. government obligations to be acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. government obligations before its repurchase under a repurchase agreement, the Fund could encounter delays and incur costs before being able to sell the underlying U.S.
government obligations.  Delays may involve loss of interest or a decline in price of the U.S.
government obligations.  If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. government obligations, the Fund may be required to return the securities to the seller’s estate and be treated as an unsecured creditor of the seller.  As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction.  As with any unsecured debt instrument purchased for the Fund, the
Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. government security.
Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the U.S. government obligations.  However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to the Adviser, the market value of which is equal to at least 100% of the repurchase price, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the
20
account of its Custodian.  If the market value of the U.S. government obligations subject to the repurchase agreement become less than the repurchase price (including interest), the Fund will direct the seller of the U.S. government obligations to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that the Fund could be unsuccessful in seeking to enforce on the seller a contractual obligation to deliver additional securities.
Borrowing
The Fund may borrow money in amounts of up to one-third of its total assets (including the amount borrowed) from banks, for investment purposes.  In addition, the Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions.  The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of the
Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds.  In addition, interest costs on borrowings, which are paid by the Fund, may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.
Cybersecurity Risk
The Fund, like all companies, may be susceptible to operational and information security risks.
Cybersecurity failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result.
Fundamental and Non-Fundamental Investment Limitations
The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable “vote of the holders of a majority of the outstanding voting securities” of the Fund, as defined under the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50%
of its outstanding shares are represented; or (ii) more than 50% of the outstanding shares of the Fund.
The Fund may not:
1.Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions, reverse repurchase agreements, purchasing securities on a when-issued, delayed delivery, or forward delivery basis, or short sales in accordance with its objectives and strategies;
21
2.Underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where the Fund may be considered to be an underwriter under the Securities Act);
3.Purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate);
4.Purchase or sell physical commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities;
5.Make loans of money (except for the lending of the Fund’s portfolio securities, repurchase agreements and purchases of debt securities consistent with the investment policies of the
Fund);
6.Invest in the securities of any one industry or group of industries if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of such industry or group of industries, except that the foregoing does not apply to securities issued or guaranteed by the
U.S. government, its agencies or instrumentalities; or
7.With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or, to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, securities of other investment companies) if, as a result, (1) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (2) the Fund would hold more than 10% of the outstanding voting securities of that issuer.
Except with respect to borrowing and investments in illiquid investments, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation.  With respect to borrowing, if at any time the Fund’s borrowings exceed one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings), such borrowings will be reduced within three days, (not including Sundays and holidays) or such longer period as may be permitted by the 1940 Act, to the extent necessary to comply with the one-third limitation. If at any time the Fund’s illiquid investments are greater than
15% of its net assets, the Fund will determine how to remediate the excess illiquid investments in accordance with the 1940 Act and the Fund’s policies and procedures.
22
Management of the Fund
Board of Trustees
The management and affairs of the Fund are supervised by the Board.  The Board consists of three individuals.  The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard.  The Board establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund.
The Role of the Board of Trustees
The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust and its individual series, such as the Adviser; Quasar
Distributors, LLC, the Fund’s principal underwriter (the “Distributor”); U.S. Bancorp Fund Services,
LLC, doing business as U.S. Bank Global Fund Services, the Fund’s administrator (the
“Administrator”) and transfer agent (the “Transfer Agent”); and U.S. Bank, N.A., the Fund’s
Custodian, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the
Adviser, Distributor, Administrator, Custodian and Transfer Agent.  The Board has appointed various individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.
The Board has appointed a Chief Compliance Officer (“CCO”) who reports directly to the Board and who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters, including an annual compliance review.  Some of these reports are provided as part of formal
“Board Meetings,” which are held four times per year, in person, and such other times as the Board determines is necessary, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal Board Meetings to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.
Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  The Board is comprised of three Trustees that are not considered to be “interested persons” of the Fund, as defined by the 1940 Act (“Independent Trustees”) – Messrs. David A.
Massart, David M. Swanson and Robert J. Kern.  Accordingly, 100% of the members of the Board are Independent Trustees, who are Trustees that are not affiliated with the investment adviser to the
Fund or its affiliates or other service providers to the Fund. Prior to July 6, 2020, Mr. Kern was considered an “interested person” of the Trust as defined in the 1940 Act (“Interested Trustee”). He was considered an Interested Trustee by virtue of the fact that he had served as a board member of
Quasar Distributors, LLC, which acts as principal underwriter to many of the Trust’s underlying funds and had been an Executive Vice President of the Administrator. The Board has established two standing committees, an Audit Committee and a Nominating & Governance Committee which are discussed in greater detail under “Board Committees” below. Each of the Audit Committee and the
Nominating & Governance Committee are comprised entirely of Independent Trustees.  The
Independent Trustees have engaged independent counsel to advise them on matters relating to their responsibilities in connection with the Trust, as well as the Fund.
23
The Independent Trustees have appointed David A. Massart as Chairman. Mr. Massart also serves as lead Independent Trustee with responsibilities to coordinate activities of the Independent Trustees, act as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, help to set Board meeting agendas, and serve as chair during executive sessions of the
Independent Trustees.
In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the
Independent Trustees on the Nominating & Governance Committee select and nominate all candidates for Independent Trustee positions.  Each Trustee was appointed to serve on the Board because of his experience, qualifications, attributes and skills as set forth in the subsection “Trustee
Qualifications” below.
The Board reviews its structure regularly in light of the characteristics and circumstances of the Trust, including: the affiliated or unaffiliated nature of each investment adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution arrangements of each of the Trust’s underlying funds.
The Board has determined that the inclusion of all Independent Trustees as members of the Audit
Committee and the Nominating & Governance Committee allows all such Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes discussed below.  Given the composition of the Board and the function and composition of its various committees as described above, the Trust has determined that the Board’s leadership structure is appropriate.
Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel, including personnel of the Trust’s service providers.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counter-party risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the CCO regularly reports to the Board during Board Meetings and meets in executive session with the Independent Trustees and their legal counsel to discuss compliance and operational risks.  In addition, the Trustees meet with the President, Treasurer and the
Fund’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Fund’s financial reporting function.  The full Board receives reports from the investment advisers to the underlying funds and the portfolio managers as to investment risks.
24
Trustees and Officers
The Trustees and officers of the Trust are listed below with their addresses, present positions with the Trust, and principal occupations over at least the last five years.

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
David A. Massart 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1967	Trustee and Chairman	Indefinite Term; Since April 2011	35	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co- Founder and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	Independent Trustee, ETF Series Solutions (71 Portfolios) (2012-present).
David M. Swanson 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1957	Trustee and Nominating & Governance Committee Chairman	Indefinite Term; Since April 2011	35	Founder and Managing Principal, SwanDog Strategic Marketing, LLC (2006-present).
Independent Trustee, RiverNorth
Funds (3 Portfolios) (2018-
present); RiverNorth Managed
Duration Municipal Income Fund,
Inc. (1 Portfolio) (2019-present);
RiverNorth Opportunistic
Municipal Income Fund, Inc. (1
Portfolio) (2018-present);
RiverNorth Capital and Income
Fund (1 Portfolio) (2018-present);
RiverNorth Opportunities Fund,
Inc. (1 Portfolio) (2015-present);
RiverNorth/DoubleLine Strategic
Opportunity Fund, Inc. (1
Portfolio) (2019-present);
RiverNorth Flexible Municipal
Income Fund, Inc. (1 Portfolio)
(2020-present); RiverNorth
Flexible Municipal Income Fund
II, Inc. (1 Portfolio) (2021-
present); RiverNorth Managed
Duration Municipal Income Fund
II, Inc. (1 Portfolio) (2022-
present); Independent Trustee,
ALPS Variable Investment Trust (7
Portfolios) (2006 to 2025).

Robert J. Kern 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1958	Trustee and Audit Committee Chairman	Indefinite Term; Since January 2011	35	Retired (2018- Present); Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-2018).	None
Officers
25

Brian R. Wiedmeyer 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1973	President and Principal Executive Officer	Indefinite Term; Since November 2018	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2005- present).	N/A
Deborah Ward 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1966	Vice President, Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since April 2013	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (2004-present).	N/A
Benjamin Eirich 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1981	Assistant Treasurer and Vice President	Indefinite Term; Since June 2026 (Assistant Treasurer); Indefinite Term; Since November 2018 (Vice President)	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2008- present).	N/A
Jason M. Venner 615 E Michigan St. Milwaukee, WI 53202 Year of Birth: 1972	Secretary	Indefinite Term: Since November 2024	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2024- present); Managing Director & Associate General Counsel, Charles Schwab & Co, Inc. (2017-2024).	N/A
Aaron G. Johanson 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1977	Treasurer, Principal Financial Officer and Vice President	Indefinite Term: Since June 2026 (Treasurer and Principal Financial Officer); Indefinite Term: Since October 2025 (Vice President)	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013-present).	N/A
Eli Bilderback 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1991	Assistant Treasurer and Vice President	Indefinite Term; Since March 2024	N/A	Officer, U.S. Bancorp Fund Services, LLC (2022 -present); Operations Analyst, U.S. Bank N.A. (2018 -2022).	N/A
26

Nasir Saiyed 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 2000	Assistant Treasurer and Vice President	Indefinite Term; Since February 2025	N/A	Officer, U.S. Bancorp Fund Services, LLC (2025 - present); Fund Administrator, U.S. Bancorp Fund Services, LLC. (2023-2025).	N/A
27
Trustee Qualifications
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  The Trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the
Trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual Trustees is reviewed.
In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee.  The information provided below, and in the table above, is not all-inclusive.  Many of the Trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.
Mr. Kern’s trustee attributes include substantial industry experience, including over 35 years of service with U.S. Bancorp Fund Services, LLC (the fund accountant (“Fund Accountant”),
Administrator, and Transfer Agent to the Trust) where he managed business development and the mutual fund transfer agent operation including investor services, account services, legal compliance, document processing and systems support.  He also served as a board member of U.S. Bancorp Fund
Services, LLC and previously served as a board member of Quasar Distributors, LLC (the principal underwriter of many of the Trust's series). The Board believes Mr. Kern’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Mr. Massart’s trustee attributes include substantial industry experience, including over two decades working with high net worth individuals, families, trusts and retirement accounts to make strategic and tactical asset allocation decisions, evaluate and select investment managers and manage client relationships.  He is currently Partner and Managing Director of Beacon Pointe Advisors, LLC.
Previously, he served as Chief Investment Strategist and lead member of the investment management committee of the SEC registered investment advisory firm he co-founded. He also previously served as Managing Director of Strong Private Client and as a Manager of Wells Fargo Investments, LLC.
The Board believes Mr. Massart’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the
Trust
.
Mr. Swanson’s trustee attributes include substantial industry experience, including over 35 years of senior management and marketing experience with over 30 years dedicated to the financial services industry. He is currently the Founder and Managing Principal of a marketing strategy boutique serving asset and wealth management businesses.  He has also served as Chief Operating Officer and
Chief Marketing Officer of Van Kampen Investments, President and Chief Executive Officer of
Scudder, Stevens & Clark, Canada, Ltd., Managing Director and Head of Global Investment Products
at Morgan Stanley, Director of Marketing for Morgan Stanley Mutual Funds, Director of Marketing
for Kemper Funds, and Executive Vice President and Head of Distribution for Calamos Investments.
The Board believes Mr. Swanson’s experience, qualifications, attributes and skills on an individual
28
basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the
Trust.
This discussion of the Trustees’ experience and qualifications is pursuant to SEC requirements, does not constitute holding out the Board or any Trustee as having special expertise, and shall not impose any greater responsibility or liability on any such Trustee or the Board by reason thereof.
Trustee and Management Ownership of Fund Shares
The following table shows the dollar range of Fund shares and shares in all portfolios of the Trust beneficially owned by the Trustees as of the calendar year ended December 31, 2025.

Dollar Range of Shares Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)
Name	LK Balanced Fund	Aggregate Dollar Range of Shares in the Trust
Independent Trustees
David A. Massart	None	None
David M. Swanson	$1 - $10,000	$50,001 - $100,000
Robert J. Kern	None	None
As of September 30, 2026, the Trustees and Officers of the Trust as a group owned less than 1% of the outstanding shares of any Fund in the Trust.
Board Committees
Audit Committee.  The Trust has an Audit Committee, which is comprised of the Independent
Trustees.  The Audit Committee reviews financial statements and other audit-related matters for the
Fund.  The Audit Committee also holds discussions with management and with the Fund’s independent registered public accounting firm concerning the scope of the audit and the auditor’s independence. The Audit Committee met twice with respect to the Fund during its fiscal year ended
June 30, 2026.
Nominating & Governance Committee.  The Trust has a Nominating & Governance Committee,
which is comprised of the Independent Trustees.  The Nominating & Governance Committee is
responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary.
The Nominating & Governance Committee will consider nominees recommended by shareholders for vacancies on the Board.  Recommendations for consideration by the Nominating & Governance
Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s Bylaws.  In general, to comply with such procedures, such nominations, together with all required information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust no fewer than 120 days, and no more than 150 days, prior to the shareholder meeting at which any such nominee would be voted on. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis.  The Nominating & Governance Committee’s procedures with respect to reviewing shareholder nominations will be disclosed as required by applicable securities laws. The Nominating
& Governance Committee did not meet during the Fund’s fiscal year ended June 30, 2026.
29
Board Consultant
Effective July 4, 2026, the Board engaged Kristina Nelson as a consultant to the Board with respect to its oversight of the Trust. In this role, Ms. Nelson attends all meetings of the Board and provides advice with respect to investment company operations and the investment management business as well as any other guidance that the Board may request from time to time. In exchange for her services, Ms. Nelson receives a retainer, paid quarterly, from the Trust. Ms. Nelson most recently was employed, since May 2010, by U.S. Bancorp Fund Services LLC (Fund Services), the administrator to the Trust and its series and various other investment companies. In addition to her service as consultant to the Board, the Board has appointed Ms. Nelson to the Board as a trustee. That appointment is expected to become effective in early January 2027. Ms. Nelson’s consultant role will end when her appointment as trustee takes effect.
Trustee Compensation
The Trustees each receive an annual retainer of $98,000. The Chairman of the Audit Committee receives additional compensation of $18,000, the Chairman of the Nominating & Governance
Committee receives additional compensation of $8,000 and the Chairman of the Board receives
$12,500, each annually. The Trustees each receive $8,000 for regularly scheduled meetings and
$2,500 for additional meetings.
In addition, since July 2026, Kristina Nelson has served as a Board consultant and receives a quarterly retainer of $18,357 and a per meeting fee of $6,000. Ms. Nelson’s estimated compensation for an annual period is $103,500. Ms. Nelson’s appointment as Trustee is expected to become effective in early January 2027, at which time, Ms. Nelson’s consultant role will terminate and she will be paid in the same manner as the other Independent Trustees.
The following table sets forth the compensation received by the Independent Trustees for the Fund’s fiscal year ended June 30, 2026:

Name of Person/Position	Aggregate Compensation from the Fund[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and the Trust[2] Paid to Trustees
David A. Massart, Independent Trustee and Chairman	$5,785	None	None	$141,125
David M. Swanson, Independent Trustee and Nominating & Governance Committee Chairman	$5,967	None	None	$146,000
Robert J. Kern, Independent Trustee	$5,847	None	None	$142,500
1Trustee fees and expenses are allocated among the Fund and any other series comprising the Trust.
2The Trust includes other portfolios in addition to the Fund.
Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.  A controlling person possesses the ability to control the outcome of matters submitted for
30
shareholder vote by the Fund.  The following table lists the shareholders considered to be either a control person or a principal shareholder of the Fund as of September 30, 2026:

Name and Address	% Ownership	Type of Ownership(1)
Lawson Kroeker Investment Management Inc. PSP 1926 S 67th Street, Ste 201 Omaha, Nebraska 68106-3054	17.35%	Beneficial
U.S. Bank NA Cust Victoria L. Kroeker IRA Surprise, Arizona 85387-7503	13.51%	Beneficial
Robert J. Murray & Beverly A. Murray JTWROS Omaha, Nebraska 68106-2309	5.98%	Beneficial
U.S. Bank NA Cust Daniel J Scanlan IRA Omaha, Nebraska 68144-1866	5.48%	Beneficial
Harold B. Kosowsky & Alice D. Kosowsky JTWROS Omaha, NE 68124-1095	5.08%	Beneficial
(1)“Record” ownership means the shareholder of record, or the exact name of the shareholder on the account, e.g., “ABC
Brokerage, Inc.”  “Beneficial”  ownership refers to the actual pecuniary or financial interest in the security, e.g., “Jane
Doe Shareholder.”
Investment Adviser
Investment advisory services are provided to the Fund by the Adviser, Lawson Kroeker Investment
Management, Inc., pursuant to an investment advisory agreement (the “Advisory Agreement”). The
Adviser is majority owned by Thomas J. Sudyka, Jr.
Pursuant to the Advisory Agreement, the Adviser provides the Fund with investment research and advice and furnishes the Fund with an investment program consistent with the Fund’s investment objective and policies, subject to the supervision of the Board. The Adviser determines which portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to the securities transactions, and reports to the Board on the Fund’s investments and performance. The Adviser is solely responsible for making investment decisions on behalf of the
Fund.  The Board will have sole responsibility for selecting, evaluating the performance of, and replacing as necessary any of the service providers to the Fund, including the Adviser.
The Advisory Agreement will continue in effect from year to year, only if such continuance is specifically approved at least annually by: (i) the Board or the vote of a majority of the outstanding voting securities of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement is terminable without penalty by the Trust, on behalf of the Fund, upon 60 days’ written notice to the
Adviser, when authorized by either: (i) a majority vote of the Fund’s shareholders; or (ii) by a vote of a majority of the Board, or by the Adviser upon 60 days’ written notice to the Trust.  The Advisory
Agreement will automatically terminate in the event of its “assignment,” as defined under the 1940
Act.  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for
31
any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the
Adviser is entitled to receive from the Fund a management fee computed daily and paid monthly, based on a percentage of the Fund’s net assets, as specified in the Prospectus.  However, the Adviser may voluntarily agree to waive a portion of the management fees payable to it on a month-to-month basis, including additional fees above and beyond any contractual agreement the Adviser may have to waive management fees and/or reimburse Fund expenses.
Fund Expenses.  The Fund is responsible for its own operating expenses.  Pursuant to an Operating
Expenses Limitation Agreement between the Adviser and the Trust, on behalf of the Fund, the
Adviser has agreed to waive its management fee, and/or pay Fund expenses, as specified in the
Prospectus.  Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such waiver and expense payment occurred, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred, and the expense limit in effect at the time of the recoupment.  The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least  October 28, 2027. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser.
The total advisory fees paid by the Fund during the fiscal years ended June 30 are as follows:

	2026	2025	2024
Advisory Fees Accrued	$191,790	$214,493	$214,085
Advisory Fees Waived	$(144,085)	$(138,226)	$(133,743)
Total Advisory Fees Paid to Adviser	$47,705	$76,267	$80,342
Portfolio Managers
As disclosed in the Prospectus, Thomas J. Sudyka, Jr. and Chad C. Clauser are the portfolio managers for the Fund (the “Portfolio Managers”).
The following table provides information regarding other accounts managed jointly by the Portfolio
Managers, other than the Fund, as of June 30, 2026:

Account Category	# of Accounts	Total Assets of Accounts (in millions)	# of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	253	$448.8	0	$0
The Portfolio Managers’ management of  “other accounts” may give rise to potential conflicts of interest in connection with the management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts may have the same investment objective as the Fund.  Therefore, a potential conflict of interest may arise as a result of the identical
32
investment objectives, whereby a Portfolio Manager could favor one account over another.  Another potential conflict could include a Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Fund.  However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.
The Adviser compensates the Portfolio Managers for their management of the Fund.  Each Portfolio
Manager receives a competitive base salary, and as a shareholder of the Adviser, a share of the profits from the operations of the firm. The Portfolio Managers’ entire compensation package is paid by the
Adviser and not by any client account.
The following table indicates the dollar range of Fund shares beneficially owned by each Portfolio
Manager as of June 30, 2026:

Portfolio Manager	Dollar Range of Fund Shares (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001-$1,000,000, Over $1,000,000)
Thomas J. Sudyka, Jr.	Over $1,000,000
Chad C. Clauser	$500,001-$1,000,000
Service Providers
Pursuant to an administration agreement (the “Administration Agreement”) between the Trust and
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund
Services”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202 acts as the Administrator to the
Fund.  Fund Services provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the
Fund with applicable laws and regulations; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  Pursuant to the Administration
Agreement, for its services, Fund Services receives from the Fund a fee computed daily and payable monthly based on the Fund’s average daily net assets, subject to an annual minimum fee. Fund
Services also acts as Fund Accountant, Transfer Agent and dividend disbursing agent under separate agreements with the Trust.
The Fund paid fund administration and fund accounting fees to Fund Services during the fiscal years ended June 30, as follows:

Fund	2026	2025	2024
LK Balanced Fund	$81,592	$81,440	$81,716
Pursuant to a custody agreement between the Trust and the Fund, U.S. Bank, N.A., an affiliate of
Fund Services, serves as the custodian of the Fund’s assets. For its services, the Custodian receives a
33
monthly fee based on a percentage of the Fund’s assets, in addition to certain transaction-based fees, and is reimbursed for out-of-pocket expenses.  The Custodian’s address is 1555 North Rivercenter
Drive, Suite 302, Milwaukee, Wisconsin, 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  U.S. Bank, N.A. and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.
Legal Counsel
Morgan, Lewis & Bockius, LLP, 1111 Pennsylvania Avenue, NW, Washington, D.C. 20004, serves as counsel to the Trust and as independent legal counsel to the Board.
Independent Registered Public Accounting Firm
Cohen & Company, Ltd., 875 E Wisconsin Ave, Suite 210, Milwaukee, Wisconsin 53202, serves as the independent registered public accounting firm for the Funds. Its services include auditing each
Fund’s financial statements. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services as requested.
Distribution of Fund Shares
The Trust has entered into a distribution agreement (the “Distribution Agreement”) with Quasar
Distributors, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC
(dba ACA Group), 190 Middle Street, Suite 301, Portland, ME 04101, pursuant to which the
Distributor acts as the Fund’s principal underwriter, provides certain administrative services and promotes and arranges for the sale of the Fund’s shares on a best efforts basis.  The offering of the
Fund’s shares is continuous.  The Distributor is a registered broker-dealer and member of the
Financial Industry Regulatory Authority, Inc. (“FINRA”).
The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust, on behalf of the Fund, on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined under the 1940 Act) of the
Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment,” as defined in the 1940 Act.
Portfolio Transactions and Brokerage
Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions.
Purchases and sales of securities on an exchange are affected through brokers that charge a commission while purchases and sales of securities in the OTC market will generally be executed directly with the primary “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.  Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party, such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities.  The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the
34
underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.  The price of OTC securities usually includes an undisclosed commission or markup.
Purchases of portfolio securities for the Fund will be effected through broker-dealers (including banks) that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere.  Dealers usually act as principal for their own accounts.  Purchases from dealers will include a spread between the bid and the asked price.  If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.
In placing portfolio transactions, the Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available.  The full range and quality of services, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors available, will be considered in making these determinations.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other brokerage services incidental to execution services.  Research and statistical information may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Adviser’s accounts, although a particular client may not benefit from all the research received on each occasion.  The Adviser considers research information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.
While it is the Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the
Adviser, even if the specific services are not directly useful to the Fund and may be useful to the
Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-
dealer.  The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Fund.
Investment decisions for the Fund are made independently from those of other client accounts of the
Adviser and its affiliates.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts.  In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or
35
more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the
Fund is concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.  Notwithstanding the above, the
Adviser may execute buy and sell orders for accounts and take action in performance of its duties with respect to any of its accounts that may differ from actions taken with respect to another account, so long as the Adviser shall, to the extent practical, allocate investment opportunities to accounts, including the Fund, over a period of time on a fair and equitable basis and in accordance with applicable law.
Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by FINRA and the SEC.  Portfolio transactions may also be placed with broker-dealers in which the Adviser has invested on behalf of the Fund and/or client accounts.
The table set forth below shows the total commissions paid for research services by the Fund, along with the principal value of the transactions, for the fiscal year ended June 30, 2026:

Fund	Commissions	Principal Value
LK Balanced Fund	$2,247	$6,254,296
The following table sets forth the amount of brokerage commissions paid by the Fund during the fiscal years ended June 30:

Fund	2026	2025	2024
LK Balanced Fund	$2,527	$2,726	$3,064
Portfolio Turnover
Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing
(1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to above-average transaction costs and could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 37%).  To the extent that the Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the
Fund and may result in a greater number of taxable transactions.
36
The Fund’s portfolio turnover rate for the fiscal years ended June 30, were as follows:

Fund	2026	2025
LK Balanced Fund	31%	10%
Code of Ethics
The Trust, the Adviser and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the
1940 Act.  These codes permit, subject to certain conditions, personnel of the Trust, Adviser and
Distributor to invest in securities that may be purchased or held by the Fund.
Proxy Voting Procedures
The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to the Adviser the responsibility for voting proxies relating to portfolio securities held by the Fund as part of the Adviser’s investment advisory services, subject to the supervision and oversight of the Board.  Notwithstanding this delegation of responsibilities, however, the Fund retains the right to vote proxies relating to its portfolio securities.  The fundamental purpose of the Proxy
Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Fund’s investments.
The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, on the Fund’s website at https://
lkfunds.com/, by calling toll-free, (800) SEC-0330 or by accessing the SEC’s website at https://
www.sec.gov/.
The Adviser’s Proxy Voting Policies and Procedures
The Adviser will vote proxies on behalf of the Fund in a manner that it believes is consistent with the best interests of the Fund and its shareholders.  Absent special circumstances, all proxies will be voted consistent with guidelines established and described in the Adviser’s Proxy Voting Policies and
Procedures.  A summary of the Adviser’s Proxy Voting Policies and Procedures is as follows:
•The Adviser monitors for proxy proposals as it monitors for other corporate events that could affect the companies in which the Fund invests;
•When voting proxies, the Adviser follows the “Wall Street Rule” which means that it votes as management recommends or it sells the stock prior to the meeting of shareholders; and
•In the event that the interests of the Adviser conflict or appear to conflict with the interests of the Fund, the Adviser will vote the proxy in accordance with its pre-determined policy to follow the Wall Street Rule only after disclosing the conflict to the Fund and affording the
Fund an opportunity to direct the voting of such securities.
Anti-Money Laundering Compliance Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as
required by the Uniting and Strengthening America by Providing Appropriate Tools Required to
Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.  Ms. Deborah Ward has been designated as the Trust’s Anti-Money Laundering Compliance Officer.
37
Procedures to implement the Program include, but are not limited to: determining that the Distributor and the Transfer Agent have established proper anti-money laundering procedures; reporting suspicious and/or fraudulent activity; checking shareholder names against designated government lists, including Office of Foreign Asset Control, and a complete and thorough review of all new opening account applications.  The Fund will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.
As a result of the Program, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.
Portfolio Holdings Information
The Trust, on behalf of the Fund, has adopted portfolio holdings disclosure policies (“Portfolio
Holdings Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Fund.  Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with these Portfolio Holdings Policies.  The Board has considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Portfolio
Holdings Policies.  The Board has also considered actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the
Adviser, Distributor or any other affiliated person of the Fund.  After due consideration, the Board has determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Portfolio Holdings Policies.  The Board has authorized its CCO to consider and authorize dissemination of portfolio holdings information to additional parties, after considering the best interests of the Fund’s shareholders and potential conflicts of interest in making such disclosures.
The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1)
overseeing the implementation and enforcement of the Portfolio Holdings Policies, codes of ethics and other relevant policies of the Fund and its service providers by the CCO, (2) by considering reports and recommendations by the CCO concerning any material compliance matters (as defined in
Rule 38a-1 under the 1940 Act), and (3) by considering whether to approve any amendment to these
Portfolio Holdings Policies.  The Board reserves the right to amend the Portfolio Holdings Policies at any time without prior notice in its sole discretion.
Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual Form N-CSR filings, and in the quarterly holdings report on Form N-PORT. These reports will be made available, free of charge, on the
EDGAR database on the SEC’s website at https://www.sec.gov/. In addition, the Fund will publicly disclose its top ten equity holdings and equity sector breakdown on the Adviser’s website at https://
lkfunds.com/ within approximately 30 calendar days after each fiscal quarter end (September,
December, March and June). Such portfolio holdings information may be separately provided to any person, including rating and ranking organizations such as Lipper and Morningstar, at the same time that it is filed with the SEC or posted to the Adviser’s website.
38
In the event of a conflict between the interests of the Fund and its shareholders and the interests of the
Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the
Trust’s CCO, shall make a determination in the best interests of the Fund and its shareholders, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.
In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed: the Administrator; the Fund’s Accountant; the Custodian;
the Transfer Agent; the Fund’s independent registered public accounting firm; counsel to the Fund or the Board (current parties are identified in this SAI); broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities); and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or on the Fund’s website may only be provided to additional third parties, in accordance with the Portfolio Holdings
Policies, when the Fund has a legitimate business purpose, and the third-party recipient is subject to a confidentiality agreement.  Such portfolio holdings disclosure must be approved under the Portfolio
Holdings Policies by the Trust’s CCO.
In no event shall the Adviser, its affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.
There can be no assurance that the Portfolio Holdings Policies and these procedures will protect the
Fund from potential misuse of Fund information by individuals or entities to which it is disclosed.
Determination of Net Asset Value
The NAV of the Fund’s shares will fluctuate and is determined by the Fund Accountant as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time)
each business day.  The NYSE annually announces the days on which it will not be open for trading.
The most recent announcement indicates that it will not be open on the following days: New Year’s
Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National
Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  However,
the NYSE may close on days not included in that announcement.
The NAV per share is computed by determining the Fund’s “Net Assets” and dividing by the total number of shares outstanding at such time.  Net Assets are calculated by (1) taking the value of all assets, less liabilities, held by the Fund; and (2) subtracting “Accrued Expenses.”

Net Assets	=	Net Asset Value Per Share
Shares Outstanding
The Fund’s assets are generally valued at their market price on the valuation date and are based on valuations provided by independent pricing services consistent with the Adviser’s valuation procedures and policies. Pursuant to Rule 2a-5 under the 1940 Act, the Adviser has been designated by the Board as the valuation designee for the Fund and has been delegated the responsibility for making good faith, fair value determinations with respect to the Fund’s portfolio securities.
39
When market prices are not readily available, or believed by the Adviser to be unreliable, a security or other asset is valued at its fair value by the Adviser as determined under the fair value procedures approved by the Board. The Board reviews, no less frequently than annually, the adequacy of the policies and procedures of the Fund and the effectiveness of their implementation. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board will regularly evaluate whether the Trust’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  If no sale is reported, the security is valued at the mean between the last available bid and asked price.
Portfolio securities primarily traded on the NASDAQ Stock Market (“NASDAQ”) shall be valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.
Fixed income securities are valued at the mean of the bid and asked prices as determined by an independent pricing service, taking into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Participation Notes are valued at the mean between bid and ask prices. Investments in other investment companies, including money market funds, are valued at their NAV per share.
Foreign securities are generally valued in the same manner as the securities described above.  Foreign securities are priced in the local currencies as of the close of their primary exchange or market or as of the close of trading on the NYSE, whichever is earlier.  Foreign currencies are translated into U.S.
dollars at the exchange rate as provided by a pricing service as of the close of trading on the NYSE.
Purchase and Redemption of Fund Shares
Shares of the Fund are sold in a continuous offering and shares may be purchased or redeemed on any business day that the Fund calculates its NAV.  The Fund may also authorize one or more financial intermediaries to accept purchase and redemption orders on its behalf (“Authorized Intermediaries”).
Authorized Intermediaries are authorized to designate other Authorized Intermediaries to accept orders on the Fund’s behalf.  An order is deemed to be received when the Fund or an Authorized
Intermediary accepts the order.
Orders received by the Fund or an Authorized Intermediary by the close of trading on the NYSE
(generally 4:00 p.m., Eastern Time) on a business day will be affected at the NAV per share determined as of the close of trading on the NYSE on that day.  Otherwise, the orders will be processed based on the next determined NAV.
40
Orders received by financial intermediaries that are not Authorized Intermediaries will be processed at the NAV next calculated after the Transfer Agent receives the order from the financial intermediary.
Purchase Requests Must be Received in Good Order
“Good order” means that your purchase request includes:
•The name of the Fund;
•The dollar amount of shares to be purchased;
•Your account application or investment stub; and
•A wire or check payable to the name of the Fund.
Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses or in certain other circumstances where the CCO and Anti-Money Laundering Officer for the Trust conclude that such sale is appropriate and is not in contravention of United States law.
Redemption Requests Must be Received in Good Order
Your share price will be based on the next NAV per share calculated after the Transfer Agent or an
Authorized Intermediary receives your redemption request in good order.  A redemption request will be deemed in “good order” if it includes:
•The shareholder’s name;
•The name of the Fund;
•The account number;
•The share or dollar amount to be redeemed; and
•Signatures by all shareholders on the account (with signature(s) guaranteed if applicable).
Unless you instruct the Transfer Agent otherwise, redemption proceeds will be sent to the address of record.  The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.
A signature guarantee of each owner is required in the following situations:
•If ownership is changed on your account;
•When redemption proceeds are payable or sent to any person, address or bank account not on record;
•When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days; or
•For all redemptions in excess of $100,000 from any shareholder account.
Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.  Signature guarantees, from either a Medallion program member or a non-Medallion program member, can be obtained from banks and securities dealers, but not from a notary public.
41
The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program.  The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.
Redemption-In-Kind
Under normal circumstances, the Fund does not intend to redeem shares in any form except cash.
The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the
Fund to redeem in-kind redemption requests during any 90-day period in excess of the lesser of
$250,000 or 1% of the net assets of the Fund, valued at the beginning of such period.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.
Cancellations and Modifications
The Fund will not accept a request to cancel or modify a written transaction once processing has begun.
Tax Matters
The following discussion is a summary of certain U.S. federal income tax considerations affecting the
Fund and its shareholders. The discussion reflects applicable U.S. federal income tax laws of the U.S.
as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the IRS, possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. federal income, estate or gift, or state, local or foreign tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences of investing in the Fund.
Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund, a series of the Trust, has elected to be treated and intends to qualify as a RIC under Subchapter M of the
Code, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions, as discussed below.
If, for any taxable year, the Fund fails to satisfy the minimum distribution requirements or otherwise fails to qualify for the special federal income tax treatment afforded to RICs, and certain relief provisions are unavailable, all of its taxable income will be subject to federal income tax at the applicable corporate income tax rate, thereby reducing the income available for distribution to shareholders.
As long as the Fund meets certain requirements that govern the Fund’s source of income, diversification of assets and distribution of earnings to its shareholders, the Fund will not be subject to
U.S. federal income tax on income distributed (or treated as distributed, as described below) to its shareholders. With respect to the source of income requirement, the Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from interests in qualified publicly traded partnerships (“QPTP”). A QPTP is generally defined as a publicly traded partnership under Section
42
7704 of the Code but does not include a publicly traded partnership if 90% or more of its income is described in (i) above.
With respect to the diversification of assets requirement, the Fund must diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, with such other securities limited for purposes of such calculation, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than
10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of the
Fund’s total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other RICs), the securities (other than the securities of other RICs) of any two or more issuers that the Fund controls and that are determined to be engaged in the same, similar or related trades or businesses, or the securities of one or more QPTPs.
In addition, pursuant to the Code the Fund may invest no more than 25% of its total assets in the securities of MLPs and other entities treated as QPTPs.  The Fund will not be required to reduce a position due solely to market value fluctuations in order to comply with the 25% limitation in publicly traded partnerships, inclusive of MLP investments, but will not be able to purchase additional MLP securities unless the Fund is in compliance with the restriction.
With respect to the distribution requirement, the Fund must distribute annually to its shareholders at least the sum of 90% of its taxable net investment income (including, for this purpose, dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses), computed without regard to the dividends-paid deduction, and 90% of its net tax-exempt interest income, if any.
The Fund’s policy is to distribute to its shareholders substantially all of its net investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income.  However, the Fund can give no assurances that its anticipated distributions will be sufficient to eliminate all taxes.
Although the Fund intends to distribute substantially all of its net investment income and its capital gains for any taxable year, if the Fund meets the distribution requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. The Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who will be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) entitled to increase their tax basis, for federal income tax purposes, in their shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits. If the Fund failed to satisfy the distribution requirement for any taxable year, it would be taxed as a regular corporation.
If the Fund fails to satisfy the qualifying income requirement or the diversification requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification
43
requirement where the Fund corrects the failure within a specified period of time. In order to be eligible for the relief provisions with respect to a failure to meet the diversification requirement, the
Fund may be required to dispose of certain assets. If these relief provisions were not available to the
Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at the regular corporate rate (currently 21%) without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable as ordinary income dividends to its shareholders to the extent of the Fund’s current and accumulated earnings and profits, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by non-corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. If the Fund determines that it will not qualify for treatment as a RIC, the Fund will establish procedures to reflect the anticipated tax and related liabilities in the Fund’s NAV. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. In addition, the Fund may be required to pay substantial amounts of taxes and interest charges.
If the Fund fails to distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax, the Fund will be subject to a 4% excise tax. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax but can make no assurances that such tax liability will be entirely eliminated. For example, the Fund may receive delayed or corrected tax reporting statements from its investments that cause the Fund to accrue additional income and gains after the
Fund has already made its excise tax distributions for the year. In such a situation, the Fund may incur an excise tax liability resulting from such delayed receipt of such tax information statements. In addition, the Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.
The Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income. The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net recognized long-term capital gains in excess of net recognized short-term capital losses, taking into account any available capital loss carryforwards). As of June 30, 2026, the Fund did not have any capital loss carryovers.
Subject to certain limitations, dividends reported by the Fund as qualified dividend income will be taxable to non-corporate shareholders at rates applicable to capital gains, provided certain requirements are met. Dividends may be reported by the Fund as qualified dividend income if they are attributable to qualified dividend income received by the Fund. Qualified dividend income includes, in general, subject to certain holding period requirements and other requirements, dividend income from certain U.S. and foreign corporations. Subject to certain limitations, eligible foreign
44
corporations include those incorporated in possessions of the United States, those eligible for benefits under certain comprehensive tax treaties with the United States and other foreign corporations if the stock with respect to which the dividends are paid is tradable on an established securities market in the United States. A dividend generally will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the stock on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the stock becomes ex-dividend (which is the day on which declared distributions (dividends or capital gains)
are deducted from the Fund’s assets before it calculates the NAV) with respect to such dividend or, in the case of certain preferred stock, for more than 90 days during the 181-day period beginning 90 days before such date, (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, (iii) the
Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. The holding period requirements described in this paragraph apply to shareholders’ investments in the Fund and to the Fund’s investments in underlying dividend-paying stocks. The Fund’s participation in the lending of securities may affect the amount, timing, and character of distributions to its shareholders. If the Fund participates in a securities lending transaction and receives a payment in lieu of dividends (a
“substitute payment”) with respect to securities on loan in a securities lending transaction, such income generally will not constitute qualified dividend income and thus dividends attributable to such income will not be eligible for taxation at the rates applicable to qualified dividend income for individual shareholders. If 95% or more of the Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income. Additionally, the Fund’s investment strategy may limit its ability to make distributions treated as qualified dividend income.
Certain dividends received by the Fund from U.S. corporations (generally, dividends received by the
Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-
day period beginning on the date that is 45 days before the date on which the stock becomes ex-
dividend as to that dividend and (2) that is held in an unleveraged position) when distributed and appropriately so reported by the Fund may be eligible for the dividends received deduction generally available to corporations under the Code. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their shares, and, if they borrow to acquire or otherwise incur debt attributable to shares, they may be denied a portion of the dividends-received deduction with respect to those shares. Any corporate shareholder should consult its tax advisor regarding the possibility that its tax basis in its shares may be reduced, for U.S. federal income tax purposes, by reason of “extraordinary dividends” received with respect to the shares and, to the extent such basis would be reduced below zero, current recognition of income may be required. The Fund’s investment strategies may significantly limit its ability to distribute dividends eligible for the dividends-received deduction for corporations. Additionally, the Fund’s investment strategies may limit its ability to distribute dividends eligible for the dividends-received deduction for corporations.
If at least 50% of the value of the Fund’s total assets at the close of each quarter of its taxable years consists of debt obligations that generate interest exempt from U.S. federal income tax, then the Fund may qualify to pass through to its shareholders the tax-exempt character of its income from such debt obligations by paying tax-exempt interest dividends. Based on the Fund’s investment strategies, the
45
Fund does not expect to pass through to its shareholders the tax-exempt character of its income from such debt obligations.
A RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the
Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the
RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j) of the
Code. This can potentially increase the amount of a shareholder’s interest expense deductible under
Section 163(j) of the Code. In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in the Fund for more than 180 days during the 361-
day period beginning on the date that is 180 days before the date on which the share becomes ex-
dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by the
Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the IRS.
Distributions from the Fund’s net short-term capital gains will generally be taxable to shareholders as ordinary income.
Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Net capital gains distributions are not eligible for the qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraphs.
The Fund will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends-received deduction, and the portion of dividends which may qualify for treatment as qualified dividend income, if any.
If the Fund’s distributions exceed its current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when the shares on which the distribution was received are sold. After a shareholder’s basis in the shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s shares. The
Fund may make distributions in excess of its net investment income and net realized capital gain for a taxable year that are nonetheless supported by earnings and profits. In such cases, the distributions may be taxable as ordinary dividends, even though the distributed excess amounts would not have been subject to tax if retained by the Fund.
Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date. Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders
46
of record on a date in such a month and paid the following January are taxable as if received on
December 31.
Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The U.S. has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available to the Fund, such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims.  Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims.  Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation.  It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.
If the Fund meets certain requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its respective taxable year consist of stock or securities in foreign corporations (generally including foreign government securities), then the Fund should be eligible to file an election with the IRS that may enable its shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to certain foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations.
A redemption of Fund shares may result in recognition of a taxable gain or loss and, if held as a capital asset, capital gain or loss. Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains received on those shares. Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent Fund shares are purchased
(through reinvestment of distributions or otherwise) within 30 days before or after the redemption.
The Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a
401(k) plan or an individual retirement account.  The Fund will calculate cost basis using the Fund’s default method, unless you instruct the Fund to use a different calculation method.  For additional information regarding the Fund’s available cost basis reporting methods, including its default method, please contact the Fund.  If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.
The Fund generally is required to withhold at the 24% backup withholding rate (as “backup withholding”) on certain reportable payments to a shareholder if (1) the shareholder fails to furnish a taxpayer identification number in the required manner, (2) the Fund is notified that the taxpayer identification number furnished by the shareholder is incorrect or, with respect to reportable interest or dividend payments, (3) the Fund is notified that the shareholder is subject to backup withholding because of underreporting of interest or dividends, or (4) the shareholder fails to certify, when required, that the shareholder is not subject to backup withholding. Backup withholding generally will
47
not apply to a shareholder that properly establishes its foreign status under applicable IRS documentation requirements.
Certain of the Fund’s investments may be subject to complex provisions of the Code (including provisions relating to wash sales, hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to annually mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions to its shareholders in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. The Fund intends to monitor its transactions, make appropriate tax elections, and make appropriate entries in its books and records in order to mitigate the effect of these rules and preserve the Fund’s qualification for treatment as a RIC.
The Fund is required for federal income tax purposes to mark-to-market and recognize each taxable year its net unrealized gains and losses on certain futures and options contracts subject to section
1256 of the Code (“Section 1256 Contracts”) as of the end of the year as well as those actually realized during the year. Gain or loss from Section 1256 Contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on Section 1256 Contracts to the extent of any unrecognized gains on offsetting positions held by the Fund.
With respect to investments in STRIPS and other zero-coupon securities which are sold at original issue discount (“OID”) and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the
Fund intends to distribute all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.
Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with OID. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.
Investments in debt obligations that are at risk of or in default present special tax issues for the Fund.
Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID or market discount, whether or to what extent the Fund should recognize market discount on a debt obligation, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by the Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.
48
The Fund may invest in inflation-linked debt securities. Any increase in the principal amount of an inflation-linked debt security will be original issue discount, which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increase thereto, until maturity. As noted above, if the Fund invests in such securities, it may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate any possible taxation at the Fund level.
The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments)
may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. In certain cases, the Fund may make an election to treat such gain or loss as capital.
The Fund may invest in securities of foreign companies that may be classified under the Code as a passive foreign investment company (“PFIC”).  In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund. Foreign companies are not required to identify themselves as PFICs.  Due to various complexities in identifying PFICs, the Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election.  If the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to
U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders.
Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”).
Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Fund where, for example, (i) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”), (ii) the Fund invests in a
REIT that is a taxable mortgage pool (“TMP”) or has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares constitute debt-financed property in the hands of the tax-
exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisors. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisors regarding these issues.
49
Certain tax-exempt educational institutions will be subject to an excise tax on net investment income at a rate of 1.4%, 4% and 8% depending on their student-adjusted endowment. For these purposes, certain dividends and capital gain distributions, and certain gains from the disposition of shares
(among other categories of income), are generally taken into account in computing a shareholder’s net investment income.
The Fund’s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account.
Distributions derived from taxable ordinary income (other than certain properly reported interest-
related dividends and short-term capital gain dividends) and paid by the Fund to shareholders who are nonresident aliens or foreign entities will generally be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law or unless such income is effectively connected with a U.S. trade or business of the shareholder
(and, where an applicable income tax treaty applies, is attributable to a permanent establishment in the United States), in each case subject to applicable certification requirements. Any foreign shareholders in the Fund may be subject to U.S. withholding taxes and, in the case of individual shareholders, estate taxes, and such shareholders are urged to consult their own tax advisors concerning the applicability of such taxes and the proper withholding form(s) to be submitted to the
Fund or the applicable withholding agent. A foreign shareholder who fails to provide an appropriate series of IRS Form W-8 may be subject to 30% withholding or, where applicable backup withholding
(discussed below) at the appropriate rate.
Dividends reported by the Fund as (i) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (ii) short-term capital gain dividends, to the extent such dividends are derived from the Fund’s “qualified short-term gain,” are generally exempt from this 30% withholding tax. “Qualified net interest income” is the Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the Fund’s net short-term capital gain for the taxable year over its net long-term capital loss, if any. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as an interest-related dividend or as a short-term capital gain dividend. Short-term capital gain dividends received by a nonresident alien individual who is present in the United States for a period or periods aggregating 183 days or more during the taxable year are not exempt from the 30% withholding tax.
Gains realized by foreign shareholders from the sale or other disposition of shares of the Fund generally are not subject to U.S. federal income taxation unless the gain is effectively connected with the conduct of a U.S. trade or business, or in the case of a nonresident alien individual present in the
U.S. for 183 days or more per during the taxable year, provided certain additional requirements are satisfied. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts.
Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), a U.S.
withholding tax of 30% will apply to payments to certain foreign entities of U.S.-source interest and dividends unless various U.S. information reporting and due diligence requirements that are different from, and in addition to, the beneficial owner certification requirements described above have been satisfied. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government,
50
provided that the shareholder and the applicable foreign government comply with the terms of the agreement. The Fund will not pay additional amounts in respect to any amounts withheld. Non-U.S.
shareholders should consult their tax advisers regarding the effect, if any, of this legislation on their ownership and sale or disposition of the Fund’s shares.
A beneficial holder of shares of the Fund who is a foreign person may be subject to foreign, state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a U.S. income tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment or fixed base maintained by the shareholder in the
United States, subject to the terms of the applicable treaty.
Please consult with your financial intermediary and tax advisor for more information about the importance of maintaining U.S. tax documentation that is in good order.
This section and the related section in the Prospectus are not intended to be a full discussion of federal tax laws and the effect of such laws on you, and counsel to the Funds has given no legal opinion in respect thereof. There may be other federal, state, foreign or local tax considerations to a particular investor. You are urged to consult your own tax advisor.
Distributions
The Fund will receive income in the form of dividends and interest earned on its investments in securities.  This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be distributed to the Fund’s shareholders.
The amount of the Fund’s distributions is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed, and is subject to the discretion of the Board.  The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.
The Fund may also derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (to the extent not offset by any capital loss carryovers), although a distribution from capital gains, will be distributed to shareholders with and as a part of the distributions of net investment income giving rise to ordinary income.  If during any year the Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders.  For more information concerning applicable capital gains tax rates, see your tax advisor.
Any distribution paid by the Fund reduces the Fund’s NAV per share on the date paid by the amount of the distribution per share.  Accordingly, a distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.
51
Distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated.  Investors have the right to change their elections with respect to the reinvestment of distributions by notifying the Transfer Agent in writing or by telephone.  However, any such change will be effective only as to distributions for which the record date is five or more calendar days after the Transfer Agent has received the request.
Financial Statements
The Fund’s certified shareholder report on Form N-CSR for the fiscal year ended June 30, 2026 is a separate document and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

MANAGED PORTFOLIO SERIES (the “Trust”)
PART C
OTHER INFORMATION
Item 28.  Exhibits

(a)	(1)		Certificate of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 4, 2011
	(2)
Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference from Post-Effective Amendment No. 314 to Registrant’s
Registration Statement on Form N-1A filed on October 24, 2017

(b)			Amended and Restated Bylaws – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(c)			Instruments Defining Rights of Security Holders – incorporated by reference to the Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws filed on May 5, 2011
(d)	(1)
Investment Advisory Agreement between the Trust, on behalf of the LK
Balanced Fund, and Lawson Kroeker Investment Management, Inc. –
incorporated herein by reference from Post-Effective Amendment No. 39 to
Registrant’s Registration Statement on Form N-1A filed on June 26, 2012

	(2)
First Amendment to the Investment Advisory Agreement between the Trust, on behalf of the LK Balanced Fund, and Lawson Kroeker Investment Management,
Inc. – incorporated herein by reference from Post-Effective Amendment No. 315 to Registrant’s Registration Statement on Form N-1A filed on October 25, 2017

(e)	(1)
Distribution Agreement between the Trust, on behalf of the LK Balanced Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-
Effective Amendment No. 39 to Registrant’s Registration Statement on Form
N-1A filed on June 26, 2012

	(2)		Novation Agreement Dated March 31, 2020 – incorporated herein by reference from Post-Effective Amendment No. 486 to the Registrant's Registration Statement on Form N-1A filed on October 26, 2020.
	(3)		Novation Agreement (Quasar) – incorporated herein by reference from Post- Effective Amendment No. 552 to the Registrant's Registration Statement on Form N-1A filed on October 24, 2022.
(f)			Bonus or Profit Sharing Contracts – not applicable.
(g)	(1)
Amended and Restated Custody Agreement between the Trust and U.S. Bank
National Association – incorporated herein by reference from Post-Effective
Amendment No. 572 to the Registrant's Registration Statement on Form N-1A
filed on July 27, 2023.

	(2)
Exhibit to the Amended and Restated Custody Agreement between the Trust and
U.S. Bank National Association – incorporated herein by reference from Post-
Effective Amendment No. 577 to the Registrant's Registration Statement on Form
N-1A filed on October 26, 2023.

(h)	(1)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp
Fund Services, LLC – incorporated herein by reference to Registrant’s
Registration Statement on Form N-1A filed on May 5, 2011

		(i)
Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from
Post-Effective Amendment No. 39 to Registrant’s Registration Statement on
Form N-1A filed on June 26, 2012

2

	(2)		Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(i)
Amendment to the Fund Accounting Servicing Agreement between the Trust and
U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-
Effective Amendment No. 39 to Registrant’s Registration Statement on Form
N-1A filed on June 26, 2012

	(3)		Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(i)
Amendment to the Transfer Agent Servicing Agreement between the Trust and
U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-
Effective Amendment No. 39 to Registrant’s Registration Statement on Form
N-1A filed on June 26, 2012

(4)
Operating Expenses Limitation Agreement between the Trust, on behalf of the
LK Balanced Fund, and Lawson Kroeker Investment Management, Inc. –
incorporated herein by reference from Post-Effective Amendment No. 245 to
Registrant’s Registration Statement on Form N-1A filed on October 24, 2016.

(i)	(1)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the
Lawson Kroeker Balanced Fund – incorporated herein by reference from Post-
Effective Amendment No. 39 to Registrant’s Registration Statement on Form
N-1A filed on June 26, 2012

(j)	(1)		Consent of Independent Registered Public Accounting Firm by Cohen & Company, Ltd. for the LK Balanced Fund – filed herewith.
(2)
Powers of Attorney for Robert J. Kern, David A. Massart, Leonard M. Rush and
David M. Swanson dated February 23, 2022 – incorporated herein by reference from Post-Effective Amendment No. 533 to the Registrant's Registration
Statement on Form N-1A filed on March 18, 2022.

(k)			Omitted Financial Statements – not applicable.
(l)			Seed Capital Agreements – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(m)			Amended and Restated Rule 12b-1 Plan – not applicable.
(n)			Amended and Restated Rule 18f-3 Plan – not applicable.
(o)			Reserved.
(p)	(1)		Code of Ethics for the Trust – incorporated herein by reference from Post- Effective Amendment No. 560 to the Trust's Registration Statement on Form N-1A filed on February 27, 2023.
(2)
Code of Ethics for Lawson Kroeker Investment Management, Inc. – incorporated herein by reference from Post-Effective Amendment No. 577 to the Registrant's
Registration Statement on Form N-1A filed on October 26, 2023.

3
Item 29.  Persons Controlled by or Under Common Control with Registrant
No person is directly or indirectly controlled by or under common control with the Registrant.
Item 30.  Indemnification
Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and
Declaration of Trust.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.
Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the
Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the
1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S.
Securities and Exchange Commission, such indemnification is against public policy as expressed in the
1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”
Item 31.  Business and Other Connections of Investment Advisers
With respect to the Adviser, the response to this Item will be incorporated by reference to the
Adviser's Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.
Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at
www.adviserinfo.sec.gov.
Item 32.  Principal Underwriter.
(a)Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:
1.Abacus FCF ETF Trust
2.Advisor Managed Portfolios
3.Antares Private Credit Fund
4.Capital Advisors Growth Fund, Series of Advisors Series Trust
5.Chase Growth Fund, Series of Advisors Series Trust
6.Davidson Multi-Cap Equity Fund, Series of Advisors Series Trust
7.Edgar Lomax Value Fund, Series of Advisors Series Trust
8.Huber Large Cap Value Fund, Series of Advisors Series Trust
9.Huber Mid Cap Value Fund, Series of Advisors Series Trust
10.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
11.Huber Small Cap Value Fund, Series of Advisors Series Trust
4
12.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
13.Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
14.Medalist Partners Short Duration Fund, Series of Advisors Series Trust
15.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
16.PIA BBB Bond Fund, Series of Advisors Series Trust
17.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
18.PIA High Yield Fund, Series of Advisors Series Trust
19.PIA MBS Bond Fund, Series of Advisors Series Trust
20.PIA Short-Term Securities Fund, Series of Advisors Series Trust
21.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
22.Poplar Forest Partners Fund, Series of Advisors Series Trust
23.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
24.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
25.Pzena International Value ETF, Series of Advisors Series Trust
26.Pzena International Value Fund, Series of Advisors Series Trust
27.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28.Pzena Small Cap Value Fund, Series of Advisors Series Trust
29.Pzena U.S. Large Cap Value ETF, Series of Advisors Series Trust
30.Vox Populi ETF, Series of Advisors Series Trust
31.Scharf ETF, Series of Advisors Series Trust
32.Scharf Global Opportunity ETF, Series of Advisors Series Trust
33.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
34.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
35.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
36.The Aegis Funds
37.Allied Asset Advisors Funds
38.Angel Oak Funds Trust
39.Angel Oak Strategic Credit Fund
40.Brookfield Infrastructure Income Fund Inc.
41.Brookfield Investment Funds
42.Buffalo Funds
43.RJ Eagle GCM Dividend Select Income ETF, Series of Carillon Series Trust
44.RJ Eagle Municipal Income ETF, Series of Carillon Series Trust
45.RJ Eagle Vertical Income ETF, Series of Carillon Series Trust
46.DoubleLine Funds Trust
47.AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
48.AAM Crescent CLO ETF, Series of ETF Series Solutions
49.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
50.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
51.AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
52.AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
53.AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
54.AAM Todd International Intrinsic Value ETF, Series of ETF Series Solutions
55.AAM Transformers ETF, Series of ETF Series Solutions
56.Acquirers Small and Micro Deep Value ETF, Series of ETF Series Solutions
57.Aptus April Buffer, Series of ETF Series Solutions
58.Aptus April Deep Buffer ETF, Series of ETF Series Solutions
59.Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
60.Aptus Deferred Income ETF, Series of ETF Series Solutions
5
61.Aptus Defined Risk ETF, Series of ETF Series Solutions
62.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
63.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
64.Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
65.Aptus January Buffer ETF, Series of ETF Series Solutions
66.Aptus January Deep Buffer ETF, Series of ETF Series Solutions
67.Aptus July Buffer ETF, Series of ETF Series Solutions
68.Aptus July Deep Buffer ETF, Series of ETF Series Solutions
69.Aptus Laddered Buffer ETF, Series of ETF Series Solutions
70.Aptus Laddered Deep Buffer ETF, Series of ETF Series Solutions
71.Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
72.Aptus Large Cap Upside ETF, Series of ETF Series Solutions
73.Aptus October Buffer ETF, Series of ETF Series Solutions
74.Aptus October Deep Buffer ETF, Series of ETF Series Solutions
75.Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
76.Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
77.Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
78.Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
79.BTD Capital Fund, Series of ETF Series Solutions
80.Carbon Strategy ETF, Series of ETF Series Solutions
81.ClearShares OCIO ETF, Series of ETF Series Solutions
82.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
83.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
84.Colterpoint Net Lease Real Estate ETF, Series of ETF Series Solutions
85.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
86.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
87.Hoya Capital Housing ETF, Series of ETF Series Solutions
88.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
89.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
90.LHA Risk-Managed Income ETF, Series of ETF Series Solutions
91.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
92.Opus Small Cap Value ETF, Series of ETF Series Solutions
93.The Acquirers Fund, Series of ETF Series Solutions
94.The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
95.The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
96.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
97.U.S. Global JETS ETF, Series of ETF Series Solutions
98.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
99.U.S. Global Technology and Aerospace & Defense ETF, Series of ETF Series Solutions
100.US Vegan Climate ETF, Series of ETF Series Solutions
101.First American Funds Trust
102.First Eagle ETF Trust
103.FundX Investment Trust
104.The Glenmede Fund, Inc.
105.The GoodHaven Funds Trust
106.Harding, Loevner Funds, Inc.
107.Hennessy Funds Trust
108.Horizon Funds
109.Hotchkis & Wiley Funds
6
110.Intrepid Capital Management Funds Trust
111.Jacob Funds Inc.
112.The Jensen Quality Growth Fund Inc.
113.Kirr, Marbach Partners Funds, Inc.
114.LibreMax Asset-Backed Income Fund
115.Core Alternative ETF, Series of Listed Funds Trust
116.Optimized Equity Income ETF, Series of Listed Funds Trust
117.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
118.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
119.LKCM Funds
120.LoCorr Investment Trust
121.MainGate Trust
122.ATAC Rotation Fund, Series of Managed Portfolio Series
123.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
124.Kensington Active Advantage Fund, Series of Managed Portfolio Series
125.Kensington Defender Fund, Series of Managed Portfolio Series
126.Kensington Dynamic Allocation Fund, Series of Managed Portfolio Series
127.Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
128.Kensington Managed Income Fund, Series of Managed Portfolio Series
129.LK Balanced Fund, Series of Managed Portfolio Series
130.Leuthold Core ETF, Series of Managed Portfolio Series
131.Leuthold Core Investment Fund, Series of Managed Portfolio Series
132.Leuthold Global Fund, Series of Managed Portfolio Series
133.Leuthold Grizzly Short Fund, Series of Managed Portfolio Series
134.Leuthold Select Industries ETF, Series of Managed Portfolio Series
135.Muhlenkamp Fund, Series of Managed Portfolio Series
136.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
137.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
138.Port Street Quality Growth Fund, Series of Managed Portfolio Series
139.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
140.Reinhart International PMV Fund, Series of Managed Portfolio Series
141.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
142.Tremblant Global ETF, Series of Managed Portfolio Series
143.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
144.Hood River Emerging Markets Fund, Series of Manager Directed Portfolios
145.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
146.Hood River New Opportunities Fund, Series of Manager Directed Portfolios
147.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
148.SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
149.SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
150.SWP Growth & Income ETF, Series of Manager Directed Portfolios
151.Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
152.Mason Capital Fund Trust
153.Matrix Advisors Funds Trust
154.Monetta Trust
155.Nicholas Equity Income Fund, Inc.
156.Nicholas Fund, Inc.
157.Nicholas II, Inc.
158.Nicholas Limited Edition, Inc.
7
159.Oaktree Asset-Backed Income Fund Inc.
160.Oaktree Diversified Income Fund Inc.
161.Permanent Portfolio Family of Funds
162.Procure ETF Trust II
163.Professionally Managed Portfolios
164.Provident Mutual Funds, Inc.
165.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
166.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
167.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
168.Aquarius International Fund, Series of The RBB Fund, Inc.
169.Boston Partners All-Cap Value Fund, Series of The RBB Fund, Inc.
170.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
171.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
172.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
173.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
174.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
175.Emerald Growth Fund, Series of The RBB Fund, Inc.
176.F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
177.F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
178.F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
179.F/m Accumulator Ultrashort U.S. Treasury Fund, Series of The RBB Fund, Inc.
180.F/m Callable Tax-Free Municipal ETF, Series of The RBB Fund, Inc.
181.F/m Compoundr High Yield Bond ETF, Series of The RBB Fund, Inc.
182.F/m Compoundr U.S. Aggregate Bond ETF, Series of The RBB Fund, Inc.
183.F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
184.F/m Emerald Special Situations ETF, Series of The RBB Fund, Inc.
185.F/m High Yield 100 ETF, Series of The RBB Fund, Inc.
186.F/m Investments Large Cap Focused Fund Series of The RBB Fund, Inc.
187.F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
188.F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Series of The RBB Fund, Inc.
189.F/m US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
190.F/m US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
191.F/m US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
192.F/m US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
193.F/m US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
194.F/m US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
195.F/m US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
196.F/m US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
197.F/m US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
198.F/m US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
199.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
200.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
201.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
202.Motley Fool Innovative Growth Factor ETF, Series of The RBB Fund, Inc.
203.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
204.Motley Fool Momentum Factor ETF, Series of The RBB Fund, Inc.
205.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
206.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
207.Motley Fool Value Factor ETF, Series of The RBB Fund, Inc.
8
208.MUFG Japan Small Cap Active ETF, Series of The RBB Fund, Inc.
209.Oakhurst Fixed Income Fund, Series of The RBB Fund, Inc.
210.SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
211.SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
212.SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
213.SGI Enhanced Market Leaders ETF, Series of The RBB Fund, Inc.
214.SGI Global Equity Fund, Series of The RBB Fund, Inc.
215.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
216.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
217.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
218.SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
219.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
220.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
221.WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
222.The RBB Fund Trust
223.RBC Funds Trust
224.RBC BlueBay Enhanced Income Fund
225.Rockefeller Municipal Opportunities Fund
226.SEG Partners Long/Short Equity Fund
227.Series Portfolios Trust
228.Thompson IM Funds, Inc.
229.Tortoise Capital Series Trust
230.Bright Rock Mid Cap Fund, Series of Trust for Professional Managers
231.Bright Rock Large Cap Fund, Series of Trust for Professional Managers
232.CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers
233.CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers
234.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
235.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
236.RiverPark Strategic Income Fund, Series of Trust for Professional Managers
237.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
238.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
239.Jensen Quality MidCap Fund, Series of Trust for Professional Managers
240.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
241.Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
242.Wall Street EWM Funds Trust
(b)The following are the Officers and Manager of the Distributor, the Registrant’s
underwriter. The Distributor’s principal business address is 190 Middle Street, Suite 301,
Portland, Maine 04101.
9

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, Maine 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President and Chief Compliance Officer and Treasurer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, Maine 04101	Secretary	None
Weston Sommers	190 Middle Street, Suite 301, Portland, Maine 04101	Financial and Operations Principal and Chief Financial Officer	None
(c)Not applicable.
Item 33.  Location of Accounts and Records
The books and records required to be maintained by Section 31(a) of the Investment Company
Act of 1940 are maintained at the following locations:

Records Maintained By:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 190 Middle Street, Suite 301 Portland, ME 04101
Registrant’s Investment Advisers	Lawson Kroeker Investment Management, Inc. 1926 South 67th Street, Suite 201 Omaha, Nebraska 68106
Item 34.  Management Services
Not applicable.
Item 35.  Undertakings
Not applicable.
10
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 662 to its
Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the
Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment
No. 662 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 27th day of October,
2026.
Managed Portfolio Series
By: /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer
President
Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration
Statement has been signed below by the following persons in the capacities and on the 27th day of
October, 2026.

	Signature	Title

	Robert J. Kern*	Trustee
Robert J. Kern

	David A. Massart*	Trustee
David A. Massart

	David M. Swanson*	Trustee
David M. Swanson

	/s/ Brian R. Wiedmeyer	President and Principal Executive Officer
Brian R. Wiedmeyer

	/s/ Aaron G. Johanson	Treasurer, Principal Financial Officer, and Principal Accounting Officer
Aaron G. Johanson

*By:	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Attorney-In-Fact pursuant to Power of Attorney